UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-07507

Deutsche Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2015

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2015

Annual Report

Deutsche Investments VIT Funds

Deutsche Small Cap Index VIP

Contents

3 Performance Summary

4 Management Summary

4 Portfolio Summary

6 Investment Portfolio

42 Statement of Assets and Liabilities

43 Statement of Operations

43 Statement of Changes in Net Assets

45 Financial Highlights

46 Notes to Financial Statements

51 Report of Independent Registered Public Accounting Firm

52 Information About Your Fund's Expenses

53 Tax Information

53 Proxy Voting

54 Advisory Agreement Board Considerations and Fee Evaluation

57 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

DeAWM Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary December 31, 2015 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2015 are 0.53% and 0.79% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment
■ Deutsche Small Cap Index VIP — Class A ■ Russell 2000® Index

The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended December 31

Comparative Results (as of December 31, 2015)
Deutsche Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,540	$13,854	$15,394	$18,700
	Average annual total return	–4.60%	11.48%	9.01%	6.46%
Russell 2000 Index	Growth of $10,000	$9,559	$13,919	$15,518	$19,314
	Average annual total return	–4.41%	11.65%	9.19%	6.80%
Deutsche Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$9,515	$13,748	$15,202	$18,229
	Average annual total return	–4.85%	11.19%	8.74%	6.19%
Russell 2000 Index	Growth of $10,000	$9,559	$13,919	$15,518	$19,314
	Average annual total return	–4.41%	11.65%	9.19%	6.80%

The growth of $10,000 is cumulative.

Management Summary December 31, 2015 (Unaudited)

For the 12 months ended December 31, 2015, the Fund returned -4.60% (Class A shares, unadjusted for contract charges), compared with the -4.41% return of the Russell 2000® Index.1

At the start of 2015 concerns resurfaced regarding global growth and the rapidly rising U.S. dollar. During the summer, continued uncertainty as to the timing of a possible short-term interest rate increase by the U.S. Federal Reserve Board (the Fed) spurred increased market volatility. The markets then entered "risk-off" mode in late June as drastic declines in China’s stock market and the possibility of a default in Greece took center stage. The bearish mood carried over into the third quarter, which was one of the most volatile market periods in recent years. China’s surprise yuan devaluation in mid-August exacerbated concerns that global growth might slow further. Throughout most of the fourth quarter, uncertainty regarding anticipated Fed moves dominated market sentiment, especially given the mixed economic pace in the United States. In mid-December, the Fed raised short-term rates by 25 basis points, the first U.S. rate hike in nearly 10 years.2 Continued high levels of investor anxiety surrounding weak economic data in the United States and abroad, along with declining oil prices, dampened investor enthusiasm into year end.

To attempt to match the risk and return characteristics of the Russell 2000 Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the Russell 2000 Index, using a process known as "optimization." This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely match those of the securities in the Russell 2000 Index, without purchasing all of the stocks in the index. Going forward, we will continue to seek returns that approximate those of the index.

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future fund holdings are subject to risk.

1 The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

2 A basis point is equal to one hundredth of a percentage point and is often used to illustrate changes and differences in fixed-income yields.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/15	12/31/14

Common Stocks	97%	98%
Cash Equivalents	3%	2%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks and Warrants)	12/31/15	12/31/14

Financials	26%	24%
Information Technology	18%	18%
Health Care	17%	14%
Consumer Discretionary	13%	14%
Industrials	12%	14%
Utilities	4%	4%
Materials	4%	4%
Consumer Staples	3%	3%
Energy	2%	4%
Telecommunication Services	1%	1%
	100%	100%

Ten Largest Equity Holdings (3.0% of Net Assets)
1. STERIS PLC Manufactures surgical appliances	0.4%
2. Tyler Technologies, Inc. Provides end-to-end information management solutions and services for local governments	0.3%
3. Dyax Corp. Biopharmaceutical company	0.3%
4. CubeSmart Owns, operates, acquires and develops self-storage facilities in the United States	0.3%
5. Manhattan Associates, Inc. Provider of information technology solutions for goods distributors	0.3%
6. Neurocrine Biosciences, Inc. Developer of therapeutics for nervous and immune systems disorders	0.3%
7. Casey's General Stores, Inc. Operates convenience stores in the Midwest	0.3%
8. Anacor Pharmaceuticals, Inc. Biopharmaceutical company	0.3%
9. Vail Resorts, Inc. Operates resorts in Colorado	0.3%
10. Piedmont Natural Gas Co., Inc. An energy and services company that primarily transports, distributes and sells natural gas	0.2%
Portfolio holdings and characteristics are subject to change. For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio December 31, 2015

	Shares	Value ($)

Common Stocks 98.8%
Consumer Discretionary 13.3%
Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.*	13,821	261,770
Cooper Tire & Rubber Co.	10,438	395,078
Cooper-Standard Holding, Inc.*	2,432	188,699
Dana Holding Corp.	27,751	382,964
Dorman Products, Inc.*	4,895	232,366
Drew Industries, Inc.	4,411	268,586
Federal-Mogul Holdings Corp.*	5,444	37,291
Fox Factory Holding Corp.*	2,961	48,945
Gentherm, Inc.*	6,531	309,569
Horizon Global Corp.*	3,151	32,676
Metaldyne Performance Group, Inc.	2,086	38,257
Modine Manufacturing Co.*	8,591	77,748
Motorcar Parts of America, Inc.*	3,217	108,767
Standard Motor Products, Inc.	3,600	136,980
Stoneridge, Inc.*	5,271	78,011
Strattec Security Corp.	682	38,526
Superior Industries International, Inc.	4,135	76,167
Tenneco, Inc.*	10,477	480,999
Tower International, Inc.	3,896	111,309
		3,304,708
Automobiles 0.0%
Winnebago Industries, Inc. (a)	4,785	95,222
Distributors 0.3%
Core-Mark Holding Co., Inc.	4,187	343,083
Fenix Parts, Inc.*	2,451	16,642
Pool Corp.	7,851	634,204
VOXX International Corp.*	4,000	21,040
Weyco Group, Inc.	1,254	33,557
		1,048,526
Diversified Consumer Services 1.1%
2U, Inc.* (a)	4,703	131,590
American Public Education, Inc.*	3,094	57,579
Apollo Education Group, Inc.*	17,185	131,809
Ascent Capital Group, Inc. "A"*	2,495	41,716
Bridgepoint Education, Inc.*	3,215	24,466
Bright Horizons Family Solutions, Inc.*	6,749	450,833
Cambium Learning Group, Inc.*	2,305	11,179
Capella Education Co.	2,176	100,575
Career Education Corp.*	12,609	45,771
Carriage Services, Inc.	2,890	69,649
Chegg, Inc.* (a)	14,141	95,169
Collectors Universe, Inc.	1,342	20,801
DeVry Education Group, Inc. (a)	11,605	293,722
Grand Canyon Education, Inc.*	8,537	342,504
Houghton Mifflin Harcourt Co.*	24,771	539,512
K12, Inc.*	6,009	52,879
Liberty Tax, Inc.	1,055	25,141
LifeLock, Inc.* (a)	17,228	247,222
Regis Corp.*	6,525	92,329
Sotheby's (a)	11,318	291,552
Strayer Education, Inc.* (a)	1,958	117,715
Universal Technical Institute, Inc.	3,351	15,616
	Shares	Value ($)

Weight Watchers International, Inc.* (a)	5,062	115,414
		3,314,743
Hotels, Restaurants & Leisure 3.3%
Belmond Ltd. "A"*	17,310	164,445
Biglari Holdings, Inc.*	296	96,443
BJ's Restaurants, Inc.*	3,951	171,750
Bloomin' Brands, Inc.	22,480	379,687
Bob Evans Farms, Inc.	3,782	146,931
Bojangles', Inc.*	1,477	23,440
Boyd Gaming Corp.*	14,547	289,049
Bravo Brio Restaurant Group, Inc.*	2,812	25,308
Buffalo Wild Wings, Inc.*	3,431	547,759
Caesars Acquisition Co. "A"*	8,403	57,224
Caesars Entertainment Corp.* (a)	10,035	79,176
Carrols Restaurant Group, Inc.*	6,649	78,059
Churchill Downs, Inc.	2,306	326,276
Chuy's Holdings, Inc.* (a)	2,964	92,892
ClubCorp Holdings, Inc.	7,853	143,474
Cracker Barrel Old Country Store, Inc. (a)	3,471	440,227
Dave & Buster's Entertainment, Inc.*	4,076	170,132
Del Frisco's Restaurant Group, Inc.*	4,204	67,348
Denny's Corp.*	15,186	149,278
Diamond Resorts International, Inc.* (a)	7,638	194,845
DineEquity, Inc.	3,090	261,630
El Pollo Loco Holdings, Inc.*	2,580	32,585
Eldorado Resorts, Inc.*	5,008	55,088
Empire Resorts, Inc.*	587	10,566
Fiesta Restaurant Group, Inc.*	4,939	165,950
Fogo De Chao, Inc.* (a)	867	13,144
International Speedway Corp. "A"	5,130	172,984
Interval Leisure Group, Inc.	7,049	110,035
Intrawest Resorts Holdings, Inc.*	3,214	25,134
Isle of Capri Casinos, Inc.*	4,185	58,297
J. Alexander's Holdings, Inc.*	2,340	25,553
Jack in the Box, Inc.	6,749	517,716
Jamba, Inc.* (a)	2,526	34,076
Kona Grill, Inc.*	1,504	23,853
Krispy Kreme Doughnuts, Inc.*	11,645	175,490
La Quinta Holdings, Inc.*	17,118	232,976
Marcus Corp.	3,441	65,276
Marriott Vacations Worldwide Corp.	4,709	268,178
Monarch Casino & Resort, Inc.*	1,848	41,987
Morgans Hotel Group Co.*	4,704	15,853
Noodles & Co.*	2,106	20,407
Papa John's International, Inc.	5,264	294,100
Papa Murphy's Holdings, Inc.* (a)	1,623	18,275
Penn National Gaming, Inc.*	14,600	233,892
Pinnacle Entertainment, Inc.*	10,985	341,853
Planet Fitness, Inc. "A"*	2,982	46,609
Popeyes Louisiana Kitchen, Inc.*	4,224	247,104
Potbelly Corp.* (a)	3,875	45,376
Red Robin Gourmet Burgers, Inc.* (a)	2,600	160,524
Ruby Tuesday, Inc.*	11,518	63,464
Ruth's Hospitality Group, Inc.	6,320	100,614
Scientific Games Corp. "A"* (a)	9,320	83,600
	Shares	Value ($)

SeaWorld Entertainment, Inc. (a)	12,519	246,499
Shake Shack, Inc. "A"*	1,027	40,669
Sonic Corp.	9,468	305,911
Speedway Motorsports, Inc.	2,192	45,418
Texas Roadhouse, Inc. (a)	12,662	452,920
The Cheesecake Factory, Inc.	8,829	407,105
The Habit Restaurants, Inc. "A"* (a)	2,042	47,089
Vail Resorts, Inc. (a)	6,539	836,927
Wingstop, Inc.*	1,146	26,140
Zoe's Kitchen, Inc.* (a)	3,508	98,154
		10,112,764
Household Durables 1.2%
Bassett Furniture Industries, Inc.	1,910	47,903
Beazer Homes U.S.A., Inc.*	5,966	68,549
CalAtlantic Group, Inc. (a)	13,890	526,709
Cavco Industries, Inc.*	1,605	133,712
Century Communities, Inc.*	2,708	47,959
CSS Industries, Inc.	1,699	48,218
Ethan Allen Interiors, Inc. (a)	4,661	129,669
Flexsteel Industries, Inc.	1,049	46,345
Green Brick Partners, Inc.*	3,648	26,266
Helen of Troy Ltd.*	5,147	485,105
Hooker Furniture Corp.	1,921	48,486
Hovnanian Enterprises, Inc. "A"*	22,782	41,235
Installed Building Products, Inc.*	3,539	87,873
iRobot Corp.* (a)	5,458	193,213
KB HOME	15,000	184,950
La-Z-Boy, Inc.	9,343	228,156
LGI Homes, Inc.*	2,563	62,358
Libbey, Inc.	3,905	83,254
Lifetime Brands, Inc.	2,058	27,289
M.D.C. Holdings, Inc. (a)	7,039	179,706
M/I Homes, Inc.*	4,467	97,917
Meritage Homes Corp.* (a)	7,235	245,918
NACCO Industries, Inc. "A"	688	29,034
New Home Co., Inc.*	1,620	20,995
Skullcandy, Inc.*	3,924	18,560
Taylor Morrison Home Corp. "A"*	5,811	92,976
TRI Pointe Homes, Inc.*	29,302	371,256
Universal Electronics, Inc.*	2,628	134,948
WCI Communities, Inc.*	2,753	61,337
William Lyon Homes "A"*	3,502	57,783
ZAGG, Inc.*	5,246	57,391
		3,885,070
Internet & Catalog Retail 0.5%
1-800 FLOWERS.COM, Inc. "A"*	4,384	31,916
Blue Nile, Inc.*	2,103	78,084
Duluth Holdings, Inc.*	1,390	20,280
Etsy, Inc.*	3,542	29,257
EVINE Live, Inc.*	8,424	14,995
FTD Companies, Inc.*	3,394	88,821
HSN, Inc.	5,924	300,169
Lands' End, Inc.* (a)	3,068	71,914
Liberty TripAdvisor Holdings, Inc. "A"*	13,554	411,228
NutriSystem, Inc.	5,257	113,761
Overstock.com, Inc.*	2,227	27,348
PetMed Express, Inc. (a)	3,578	61,327
Shutterfly, Inc.*	6,393	284,872
Wayfair, Inc. "A"* (a)	3,591	171,003
		1,704,975
	Shares	Value ($)

Leisure Products 0.3%
Arctic Cat, Inc. (a)	2,372	38,853
Black Diamond, Inc.*	4,445	19,647
Callaway Golf Co.	13,978	131,673
Escalade, Inc.	1,919	25,427
JAKKS Pacific, Inc.* (a)	3,487	27,757
Johnson Outdoors, Inc. "A"	976	21,365
Malibu Boats, Inc. "A"*	3,157	51,680
Marine Products Corp.	2,196	13,264
MCBC Holdings, Inc.*	1,200	16,440
Nautilus, Inc.*	5,770	96,474
Performance Sports Group Ltd.*	8,361	80,516
Smith & Wesson Holding Corp.*	9,692	213,030
Sturm, Ruger & Co., Inc.	3,348	199,574
		935,700
Media 1.6%
AMC Entertainment Holdings, Inc. "A"	3,793	91,032
Carmike Cinemas, Inc.*	4,525	103,803
Central European Media Enterprises Ltd. "A"* (a)	13,726	36,923
Crown Media Holdings, Inc. "A"*	6,394	35,870
Cumulus Media, Inc. "A"*	25,264	8,340
Daily Journal Corp.* (a)	200	40,400
DreamWorks Animation SKG, Inc. "A"* (a)	13,788	355,317
Entercom Communications Corp. "A"*	4,736	53,185
Entravision Communications Corp. "A"	11,345	87,470
Eros International PLC*	4,951	45,302
Global Eagle Entertainment, Inc.*	8,215	81,082
Gray Television, Inc.*	11,329	184,663
Harte-Hanks, Inc.	8,983	29,105
Hemisphere Media Group, Inc.*	1,706	25,163
IMAX Corp.*	10,938	388,737
Journal Media Group, Inc.	4,326	51,999
Loral Space & Communications, Inc.*	2,406	97,948
MDC Partners, Inc. "A" (a)	7,856	170,632
Media General, Inc.* (a)	17,489	282,447
Meredith Corp. (a)	6,682	288,996
National CineMedia, Inc.	10,975	172,417
New Media Investment Group, Inc.	8,246	160,467
New York Times Co. "A"	24,941	334,708
Nexstar Broadcasting Group, Inc. "A"	5,687	333,827
Reading International, Inc. "A"*	3,089	40,497
Rentrak Corp.*	2,270	107,893
Saga Communications, Inc. "A"	704	27,069
Scholastic Corp.	4,884	188,327
SFX Entertainment, Inc.*	7,504	1,427
Sinclair Broadcast Group, Inc. "A"	12,003	390,578
Sizmek, Inc.*	3,370	12,301
The E.W. Scripps Co. "A"	10,822	205,618
Time, Inc.	19,906	311,927
Townsquare Media, Inc. "A"*	1,342	16,050
Tribune Publishing Co.	4,673	43,085
World Wrestling Entertainment, Inc. "A" (a)	5,346	95,373
		4,899,978
Multiline Retail 0.4%
Big Lots, Inc. (a)	8,994	346,629
Burlington Stores, Inc.*	13,645	585,370
	Shares	Value ($)

Fred's, Inc. "A" (a)	6,876	112,560
Ollie's Bargain Outlet Holdings, Inc.*	1,764	30,006
Tuesday Morning Corp.* (a)	7,981	51,877
		1,126,442
Specialty Retail 2.7%
Abercrombie & Fitch Co. "A"	12,630	341,010
America's Car-Mart, Inc.*	1,543	41,183
American Eagle Outfitters, Inc. (a)	35,343	547,816
Asbury Automotive Group, Inc.*	4,600	310,224
Ascena Retail Group, Inc.*	31,179	307,113
Barnes & Noble Education, Inc.*	6,098	60,675
Barnes & Noble, Inc.	9,187	80,019
bebe stores, Inc.	5,654	3,195
Big 5 Sporting Goods Corp.	3,337	33,337
Boot Barn Holdings, Inc.* (a)	2,123	26,092
Build-A-Bear Workshop, Inc.*	2,399	29,364
Caleres, Inc.	7,994	214,399
Cato Corp. "A"	4,713	173,533
Chico's FAS, Inc.	26,048	277,932
Christopher & Banks Corp.*	7,228	11,926
Citi Trends, Inc.	2,773	58,926
Conn's, Inc.* (a)	4,397	103,198
Destination XL Group, Inc.*	6,863	37,884
Express, Inc.*	15,402	266,147
Five Below, Inc.* (a)	9,914	318,239
Francesca's Holdings Corp.*	7,654	133,256
Genesco, Inc.*	4,381	248,972
Group 1 Automotive, Inc.	4,234	320,514
Guess?, Inc. (a)	11,322	213,759
Haverty Furniture Companies, Inc.	3,810	81,686
Hibbett Sports, Inc.*	4,130	124,891
Kirkland's, Inc.	3,072	44,544
Lithia Motors, Inc. "A"	4,113	438,734
Lumber Liquidators Holdings, Inc.* (a)	4,757	82,582
MarineMax, Inc.*	4,667	85,966
Mattress Firm Holding Corp.* (a)	3,761	167,853
Monro Muffler Brake, Inc.	5,756	381,162
Outerwall, Inc. (a)	3,309	120,911
Party City Holdco, Inc.*	4,463	57,617
Pier 1 Imports, Inc.	16,170	82,305
Rent-A-Center, Inc. (a)	9,484	141,975
Restoration Hardware Holdings, Inc.* (a)	6,024	478,607
Select Comfort Corp.*	9,563	204,744
Shoe Carnival, Inc.	2,744	63,661
Sonic Automotive, Inc. "A"	5,872	133,647
Sportsman's Warehouse Holdings, Inc.*	3,207	41,370
Stage Stores, Inc.	5,723	52,137
Stein Mart, Inc.	5,150	34,659
Systemax, Inc.*	2,113	18,172
The Buckle, Inc. (a)	5,081	156,393
The Children's Place, Inc.	3,770	208,104
The Container Store Group, Inc.*	2,885	23,657
The Finish Line, Inc. "A"	8,534	154,295
The Men's Wearhouse, Inc.	8,657	127,085
The Pep Boys — Manny, Moe & Jack*	9,715	178,853
Tile Shop Holdings, Inc.*	4,837	79,327
Tilly's, Inc. "A"*	1,996	13,233
Vitamin Shoppe, Inc.*	5,349	174,912
West Marine, Inc.*	3,410	28,951
	Shares	Value ($)

Winmark Corp.	373	34,693
Zumiez, Inc.*	3,700	55,944
		8,231,383
Textiles, Apparel & Luxury Goods 0.8%
Cherokee, Inc.*	1,519	26,203
Columbia Sportswear Co.	5,243	255,649
Crocs, Inc.*	13,791	141,220
Culp, Inc.	1,789	45,566
Deckers Outdoor Corp.* (a)	5,949	280,793
G-III Apparel Group Ltd.*	7,237	320,309
Iconix Brand Group, Inc.*	8,849	60,439
Movado Group, Inc.	2,851	73,299
Oxford Industries, Inc.	2,690	171,676
Perry Ellis International, Inc.*	2,157	39,732
Sequential Brands Group, Inc.*	6,498	51,399
Steven Madden Ltd.* (a)	10,227	309,060
Superior Uniform Group, Inc.	1,319	22,396
Tumi Holdings, Inc.*	10,323	171,671
Unifi, Inc.*	2,715	76,427
Vera Bradley, Inc.*	3,649	57,508
Vince Holding Corp.*	2,734	12,522
Wolverine World Wide, Inc. (a)	18,749	313,296
		2,429,165
Consumer Staples 3.4%
Beverages 0.2%
Boston Beer Co., Inc. "A"* (a)	1,650	333,151
Castle Brands, Inc.*	11,875	14,606
Coca-Cola Bottling Co. Consolidated	839	153,126
Craft Brewers Alliance, Inc.*	2,005	16,782
MGP Ingredients, Inc.	1,901	49,331
National Beverage Corp.*	2,038	92,607
		659,603
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	7,010	844,354
Fairway Group Holdings Corp.*	3,607	2,381
Ingles Markets, Inc. "A"	2,384	105,087
Natural Grocers by Vitamin Cottage, Inc.*	1,700	34,629
Performance Food Group Co.*	3,022	69,929
PriceSmart, Inc. (a)	3,536	293,453
Smart & Final Stores, Inc.*	4,309	78,467
SpartanNash Co.	6,963	150,679
SUPERVALU, Inc.*	47,601	322,735
The Andersons, Inc.	5,229	165,393
The Chefs' Warehouse, Inc.*	3,382	56,412
The Fresh Market, Inc.*	7,917	185,416
United Natural Foods, Inc.*	9,094	357,940
Village Super Market, Inc. "A"	1,263	33,280
Weis Markets, Inc.	1,955	86,606
		2,786,761
Food Products 1.7%
Alico, Inc.	689	26,657
Amplify Snack Brands, Inc.*	2,578	29,699
Arcadia Biosciences, Inc.*	1,452	4,414
B&G Foods, Inc.	10,519	368,375
Boulder Brands, Inc.*	9,711	106,627
Cal-Maine Foods, Inc. (a)	5,704	264,323
Calavo Growers, Inc.	2,637	129,213
Darling Ingredients, Inc.*	30,068	316,315
Dean Foods Co. (a)	17,190	294,809
Diamond Foods, Inc.*	4,717	181,840
	Shares	Value ($)

Farmer Brothers Co.*	1,419	45,791
Fresh Del Monte Produce, Inc.	6,086	236,624
Freshpet, Inc.* (a)	3,690	31,328
Inventure Foods, Inc.*	3,259	23,139
J & J Snack Foods Corp.	2,714	316,642
John B. Sanfilippo & Son, Inc.	1,537	83,044
Lancaster Colony Corp.	3,361	388,061
Landec Corp.*	4,820	57,021
Lifeway Foods, Inc.*	911	10,112
Limoneira Co. (a)	1,959	29,268
Omega Protein Corp.*	3,886	86,269
Post Holdings, Inc.* (a)	11,157	688,387
Sanderson Farms, Inc. (a)	4,081	316,359
Seaboard Corp.*	47	136,053
Seneca Foods Corp. "A"*	1,371	39,732
Snyder's-Lance, Inc. (a)	8,889	304,893
Tootsie Roll Industries, Inc. (a)	3,419	108,006
TreeHouse Foods, Inc.*	7,745	607,673
		5,230,674
Household Products 0.2%
Central Garden & Pet Co. "A"*	7,565	102,884
HRG Group, Inc.*	14,080	190,925
Oil-Dri Corp. of America	930	34,252
Orchids Paper Products Co.	1,743	53,893
WD-40 Co.	2,657	262,113
		644,067
Personal Products 0.2%
Elizabeth Arden, Inc.* (a)	4,615	45,689
Inter Parfums, Inc.	2,993	71,293
Medifast, Inc. (a)	1,930	58,633
Natural Health Trends Corp.	1,400	46,942
Nature's Sunshine Products, Inc.	2,076	21,009
Nutraceutical International Corp.*	1,508	38,937
Revlon, Inc. "A"*	2,083	57,991
Synutra International, Inc.*	3,372	15,882
USANA Health Sciences, Inc.* (a)	1,012	129,283
		485,659
Tobacco 0.2%
Universal Corp.	4,045	226,844
Vector Group Ltd. (a)	15,583	367,603
		594,447
Energy 2.6%
Energy Equipment & Services 0.8%
Archrock, Inc.	12,483	93,872
Atwood Oceanics, Inc. (a)	11,616	118,832
Basic Energy Services, Inc.* (a)	7,622	20,427
Bristow Group, Inc.	6,436	166,692
C&J Energy Services Ltd.*	10,040	47,790
CARBO Ceramics, Inc. (a)	3,460	59,512
Era Group, Inc.*	3,545	39,527
Exterran Corp.*	6,288	100,922
Fairmount Santrol Holdings, Inc.*	11,384	26,752
Forum Energy Technologies, Inc.*	10,662	132,849
Geospace Technologies Corp.*	2,477	34,851
GulfMark Offshore, Inc. "A" (a)	4,402	20,557
Helix Energy Solutions Group, Inc.*	19,720	103,727
Hornbeck Offshore Services, Inc.*	5,624	55,903
Independence Contract Drilling, Inc.*	3,365	16,993
ION Geophysical Corp.*	25,155	12,656
Key Energy Services, Inc.* (a)	19,173	9,243
Matrix Service Co.*	4,853	99,681
	Shares	Value ($)

McDermott International, Inc.*	42,746	143,199
Natural Gas Services Group*	2,293	51,134
Newpark Resources, Inc.*	15,385	81,233
Nordic American Offshore Ltd.* (a)	3,090	16,284
North Atlantic Drilling Ltd.*	1,389	3,416
Oil States International, Inc.*	9,292	253,207
Parker Drilling Co.*	22,098	40,218
PHI, Inc. (Non Voting)*	2,151	35,298
Pioneer Energy Services Corp.*	12,246	26,574
RigNet, Inc.*	2,305	47,690
SEACOR Holdings, Inc.* (a)	3,300	173,448
Seventy Seven Energy, Inc.*	10,009	10,509
Tesco Corp.	7,077	51,238
TETRA Technologies, Inc.*	14,267	107,288
Tidewater, Inc. (a)	8,960	62,362
U.S. Silica Holdings, Inc. (a)	9,826	184,041
Unit Corp.*	9,263	113,009
		2,560,934
Oil, Gas & Consumable Fuels 1.8%
Abraxas Petroleum Corp.*	15,588	16,523
Adams Resources & Energy, Inc.	426	16,358
Alon U.S.A. Energy, Inc.	5,592	82,985
Approach Resources, Inc.*	5,691	10,471
Ardmore Shipping Corp.	3,375	42,930
Bill Barrett Corp.*	8,775	34,486
Bonanza Creek Energy, Inc.*	8,828	46,524
Callon Petroleum Co.*	14,520	121,097
Carrizo Oil & Gas, Inc.*	10,591	313,282
Clayton Williams Energy, Inc.*	1,063	31,433
Clean Energy Fuels Corp.* (a)	12,824	46,166
Cloud Peak Energy, Inc.* (a)	10,946	22,768
Contango Oil & Gas Co.*	3,102	19,884
Delek U.S. Holdings, Inc.	10,461	257,341
DHT Holdings, Inc.	17,005	137,571
Dorian LPG Ltd.*	4,452	52,400
Earthstone Energy, Inc.*	367	4,885
Eclipse Resources Corp.* (a)	8,545	15,552
Energy Fuels, Inc.*	7,779	22,948
Energy XXI Ltd. (a)	17,716	17,893
Erin Energy Corp.*	2,469	7,901
Evolution Petroleum Corp.	4,661	22,419
EXCO Resources, Inc.* (a)	29,546	36,637
Frontline Ltd.	43,263	129,356
GasLog Ltd. (a)	7,358	61,071
Gastar Exploration, Inc.*	16,384	21,463
Gener8 Maritime, Inc.*	2,901	27,414
Green Plains, Inc.	6,795	155,606
Halcon Resources Corp.*	12,259	15,446
Hallador Energy Co.	2,017	9,198
Isramco, Inc.*	166	14,826
Jones Energy, Inc. "A"*	5,159	19,862
Matador Resources Co.*	13,330	263,534
Navios Maritime Acquisition Corp.	15,053	45,310
Nordic American Tankers Ltd. (a)	16,303	253,349
Northern Oil & Gas, Inc.* (a)	11,202	43,240
Oasis Petroleum, Inc.*	25,493	187,883
Pacific Ethanol, Inc.* (a)	6,381	30,501
Panhandle Oil & Gas, Inc. "A"	3,085	49,854
Par Petroleum Corp.*	2,849	67,066
Parsley Energy, Inc. "A"*	16,793	309,831
PDC Energy, Inc.*	7,258	387,432
Peabody Energy Corp. (a)	3,287	25,244
Penn Virginia Corp.*	11,638	3,496
	Shares	Value ($)

Renewable Energy Group, Inc.*	8,021	74,515
REX American Resources Corp.*	1,048	56,665
Rex Energy Corp.* (a)	9,399	9,869
Ring Energy, Inc.*	4,275	30,139
RSP Permian, Inc.*	11,944	291,314
Sanchez Energy Corp.* (a)	9,398	40,505
SandRidge Energy, Inc.*	76,899	15,380
Scorpio Tankers, Inc.	32,602	261,468
SemGroup Corp. "A"	8,041	232,063
Ship Finance International Ltd. (a)	10,622	176,007
Solazyme, Inc.* (a)	15,124	37,508
Stone Energy Corp.*	10,252	43,981
Synergy Resources Corp.* (a)	19,116	162,868
Teekay Tankers Ltd. "A"	17,081	117,517
TransAtlantic Petroleum Ltd.*	4,402	6,119
Triangle Petroleum Corp.*	8,316	6,403
Ultra Petroleum Corp.* (a)	27,416	68,540
Uranium Energy Corp.* (a)	16,356	17,337
W&T Offshore, Inc. (a)	5,618	12,978
Western Refining, Inc.	12,849	457,681
Westmoreland Coal Co.*	3,189	18,751
		5,639,044
Financials 25.3%
Banks 9.2%
1st Source Corp.	2,904	89,646
Access National Corp.	1,297	26,537
Allegiance Bancshares, Inc.*	542	12,818
American National Bankshares, Inc.	1,484	38,005
Ameris Bancorp.	5,921	201,255
Ames National Corp.	1,604	38,961
Arrow Financial Corp.	1,948	52,927
Banc of California, Inc.	6,465	94,518
BancFirst Corp.	1,307	76,616
Banco Latinoamericano de Comercio Exterior SA "E" (a)	5,425	140,670
BancorpSouth, Inc.	17,476	419,249
Bank of Marin Bancorp.	1,093	58,366
Bank of the Ozarks, Inc.	14,129	698,820
Banner Corp.	3,849	176,515
Bar Harbor Bankshares	1,063	36,588
BBCN Bancorp., Inc.	14,501	249,707
Berkshire Hills Bancorp., Inc.	5,300	154,283
Blue Hills Bancorp., Inc.	4,989	76,382
BNC Bancorp.	5,113	129,768
Boston Private Financial Holdings, Inc.	15,296	173,457
Bridge Bancorp., Inc.	2,652	80,700
Bryn Mawr Bank Corp.	3,166	90,928
C1 Financial, Inc.*	1,065	25,784
Camden National Corp.	1,375	60,624
Capital Bank Financial Corp. "A"	3,824	122,292
Capital City Bank Group, Inc.	2,067	31,728
Cardinal Financial Corp.	5,728	130,312
Cascade Bancorp.*	5,898	35,801
Cathay General Bancorp.	14,464	453,157
Centerstate Banks, Inc.	8,095	126,687
Central Pacific Financial Corp.	4,140	91,163
Century Bancorp., Inc. "A"	692	30,074
Chemical Financial Corp.	6,164	211,240
Citizens & Northern Corp.	2,084	43,764
City Holding Co.	2,707	123,547
CNB Financial Corp.	2,436	43,921
CoBiz Financial, Inc.	6,578	88,277
	Shares	Value ($)

Columbia Banking System, Inc.	10,503	341,453
Community Bank System, Inc.	7,770	310,334
Community Trust Bancorp., Inc.	2,775	97,014
CommunityOne Bancorp.*	2,174	29,284
ConnectOne Bancorp., Inc.	5,359	100,160
CU Bancorp.*	2,984	75,674
Customers Bancorp., Inc.*	4,781	130,139
CVB Financial Corp.	19,305	326,641
Eagle Bancorp., Inc.*	5,465	275,819
Enterprise Bancorp., Inc.	1,414	32,310
Enterprise Financial Services Corp.	3,722	105,519
Equity Bancshares, Inc. "A"*	404	9,450
Farmers Capital Bank Corp.*	1,334	36,165
FCB Financial Holdings, Inc. "A"*	5,142	184,032
Fidelity Southern Corp.	3,250	72,507
Financial Institutions, Inc.	2,506	70,168
First BanCorp.*	20,755	67,454
First BanCorp. - North Carolina	3,488	65,365
First Bancorp., Inc.	1,889	38,668
First Busey Corp.	4,290	88,503
First Business Financial Services, Inc.	1,532	38,315
First Citizens BancShares, Inc. "A"	1,398	360,922
First Commonwealth Financial Corp.	16,066	145,719
First Community Bancshares, Inc.	3,056	56,933
First Connecticut Bancorp, Inc.	2,974	51,777
First Financial Bancorp.	11,288	203,974
First Financial Bankshares, Inc. (a)	11,688	352,627
First Financial Corp. — Indiana	1,957	66,479
First Interstate BancSystem, Inc. "A"	3,504	101,861
First Merchants Corp.	6,799	172,831
First Midwest Bancorp., Inc.	14,207	261,835
First NBC Bank Holding Co.*	2,842	106,262
First of Long Island Corp.	2,221	66,630
FirstMerit Corp. (a)	29,930	558,194
Flushing Financial Corp.	5,270	114,043
FNB Corp.	31,637	422,038
Franklin Financial Network, Inc.*	971	30,470
Fulton Financial Corp.	32,001	416,333
German American Bancorp., Inc.	2,352	78,369
Glacier Bancorp., Inc.	13,702	363,514
Great Southern Bancorp., Inc.	1,864	84,365
Great Western Bancorp., Inc.	7,559	219,362
Green Bancorp., Inc.*	2,533	26,546
Guaranty Bancorp.	2,730	45,154
Hampton Roads Bankshares, Inc.*	6,596	12,137
Hancock Holding Co.	14,143	355,979
Hanmi Financial Corp.	5,726	135,821
Heartland Financial U.S.A., Inc.	3,174	99,537
Heritage Commerce Corp.	4,176	49,945
Heritage Financial Corp.	5,380	101,359
Heritage Oaks Bancorp.	4,274	34,235
Hilltop Holdings, Inc.*	13,860	266,389
Home Bancshares, Inc.	10,372	420,273
HomeTrust Bancshares, Inc.*	3,312	67,068
Horizon Bancorp.	2,089	58,408
IBERIABANK Corp.	6,925	381,360
Independent Bank Corp.	8,998	287,200
Independent Bank Group, Inc.	1,792	57,344
International Bancshares Corp.	9,870	253,659
Investors Bancorp., Inc.	62,908	782,576
Lakeland Bancorp., Inc.	6,754	79,630
	Shares	Value ($)

Lakeland Financial Corp.	2,985	139,161
LegacyTexas Financial Group, Inc.	8,688	217,374
Live Oak Bancshares, Inc.	825	11,715
MainSource Financial Group, Inc.	3,956	90,513
MB Financial, Inc.	13,585	439,746
Mercantile Bank Corp.	2,998	73,571
Merchants Bancshares, Inc.	832	26,200
Metro Bancorp., Inc.	2,114	66,337
MidWestOne Financial Group, Inc.	1,400	42,574
National Bank Holdings Corp. "A"	5,440	116,253
National Bankshares, Inc. (a)	1,314	46,700
National Commerce Corp.*	1,071	26,829
National Penn Bancshares, Inc.	25,482	314,193
NBT Bancorp., Inc.	8,111	226,135
NewBridge Bancorp.	6,410	78,074
OFG Bancorp.	8,090	59,219
Old National Bancorp.	21,304	288,882
Old Second Bancorp., Inc.*	5,261	41,246
Opus Bank	1,850	68,394
Pacific Continental Corp.	3,501	52,095
Pacific Premier Bancorp., Inc.*	3,850	81,812
Park National Corp.	2,390	216,247
Park Sterling Corp.	7,810	57,169
Peapack-Gladstone Financial Corp.	2,759	56,891
Penns Woods Bancorp., Inc.	795	33,756
People's Utah Bancorp.	502	8,639
Peoples Bancorp., Inc.	3,273	61,663
Peoples Financial Services Corp.	1,347	51,294
Pinnacle Financial Partners, Inc.	6,529	335,329
Preferred Bank	2,204	72,776
PrivateBancorp., Inc.	14,249	584,494
Prosperity Bancshares, Inc.	12,642	605,046
QCR Holdings, Inc.	2,086	50,669
Renasant Corp.	7,327	252,122
Republic Bancorp., Inc. "A"	1,886	49,809
S&T Bancorp., Inc.	6,386	196,817
Sandy Spring Bancorp., Inc.	4,389	118,327
Seacoast Banking Corp. of Florida*	4,255	63,740
ServisFirst Bancshares, Inc.	4,094	194,588
Sierra Bancorp.	2,278	40,207
Simmons First National Corp. "A"	5,447	279,758
South State Corp.	4,393	316,076
Southside Bancshares, Inc.	4,636	111,357
Southwest Bancorp., Inc.	3,401	59,449
State Bank Financial Corp. (a)	6,604	138,882
Sterling Bancorp.	21,762	352,980
Stock Yards Bancorp., Inc.	2,634	99,539
Stonegate Bank	1,956	64,274
Suffolk Bancorp.	2,130	60,386
Sun Bancorp, Inc.*	1,709	35,274
Talmer Bancorp., Inc. "A"	9,372	169,727
Texas Capital Bancshares, Inc.*	8,289	409,642
The Bancorp., Inc.*	6,152	39,188
Tompkins Financial Corp.	2,764	155,226
TowneBank	8,362	174,515
TriCo Bancshares	4,178	114,644
Tristate Capital Holdings, Inc.*	3,852	53,889
Triumph Bancorp., Inc.*	2,646	43,659
Trustmark Corp. (a)	12,350	284,544
UMB Financial Corp. (a)	7,150	332,832
Umpqua Holdings Corp.	39,808	632,947
Union Bankshares Corp.	8,252	208,280
United Bankshares, Inc. (a)	12,565	464,779
	Shares	Value ($)

United Community Banks, Inc.	9,788	190,768
Univest Corp. of Pennsylvania	3,495	72,906
Valley National Bancorp.	42,136	415,040
Washington Trust Bancorp., Inc.	2,637	104,214
Webster Financial Corp.	16,389	609,507
WesBanco, Inc.	7,038	211,281
West Bancorp.	2,829	55,873
Westamerica Bancorp.	4,672	218,416
Western Alliance Bancorp.*	15,567	558,233
Wilshire Bancorp., Inc.	12,616	145,715
Wintrust Financial Corp.	8,584	416,496
Yadkin Financial Corp.	4,692	118,098
		28,254,219
Capital Markets 1.3%
Arlington Asset Investment Corp. "A"	4,146	54,852
Ashford, Inc.*	156	8,307
Associated Capital Group, Inc. "A"*	1,124	34,282
BGC Partners, Inc. "A"	33,308	326,751
Calamos Asset Management, Inc. "A"	3,223	31,199
Cohen & Steers, Inc.	3,746	114,178
Cowen Group, Inc. "A"* (a)	19,854	76,041
Diamond Hill Investment Group	543	102,627
Evercore Partners, Inc. "A"	6,285	339,830
Fifth Street Asset Management, Inc.	1,129	3,681
Financial Engines, Inc. (a)	9,424	317,306
GAMCO Investors, Inc. "A"	1,124	34,889
Greenhill & Co., Inc.	5,339	152,749
HFF, Inc. "A"	6,916	214,880
Houlihan Lokey, Inc.	2,287	59,942
INTL. FCStone, Inc.*	2,708	90,610
Investment Technology Group, Inc.	6,120	104,162
Janus Capital Group, Inc. (a)	26,626	375,160
KCG Holdings, Inc. "A"*	6,264	77,110
Ladenburg Thalmann Financial Services, Inc.*	18,811	51,918
Medley Management, Inc. "A"	1,036	5,895
Moelis & Co. "A"	3,142	91,684
OM Asset Management PLC	4,390	67,299
Oppenheimer Holdings, Inc. "A"	1,955	33,978
Piper Jaffray Companies, Inc.*	2,725	110,090
Pzena Investment Management, Inc. "A"	2,098	18,043
RCS Capital Corp. "A"* (a)	8,750	2,664
Safeguard Scientifics, Inc.*	3,689	53,527
Stifel Financial Corp.*	12,262	519,418
Virtu Financial, Inc. "A"	3,393	76,817
Virtus Investment Partners, Inc.	1,224	143,771
Westwood Holdings Group, Inc.	1,375	71,624
WisdomTree Investments, Inc. (a)	20,681	324,278
ZAIS Group Holdings, Inc.*	684	6,334
		4,095,896
Consumer Finance 0.4%
Cash America International, Inc.	4,606	137,950
Encore Capital Group, Inc.*	4,814	139,991
Enova International, Inc.*	4,522	29,890
EZCORP, Inc. "A"*	9,055	45,185
First Cash Financial Services, Inc.*	5,166	193,363
Green Dot Corp. "A"*	8,303	136,335
JG Wentworth Co. "A"*	2,289	4,120
Nelnet, Inc. "A"	4,263	143,109
	Shares	Value ($)

PRA Group, Inc.* (a)	8,776	304,440
Regional Management Corp.*	1,955	30,244
World Acceptance Corp.* (a)	1,271	47,154
		1,211,781
Diversified Financial Services 0.4%
FNFV Group*	14,498	162,812
Gain Capital Holdings, Inc.	5,734	46,503
MarketAxess Holdings, Inc.	6,762	754,572
Marlin Business Services Corp.	1,665	26,740
NewStar Financial, Inc.*	4,395	39,467
On Deck Capital, Inc.*	2,133	21,970
PICO Holdings, Inc.*	4,104	42,353
Resource America, Inc. "A"	2,632	16,134
Tiptree Financial, Inc. "A", (REIT)	5,323	32,683
		1,143,234
Insurance 2.5%
Ambac Financial Group, Inc.*	8,049	113,410
American Equity Investment Life Holding Co.	14,768	354,875
AMERISAFE, Inc.	3,478	177,030
Argo Group International Holdings Ltd.	5,067	303,209
Atlas Financial Holdings, Inc.*	1,891	37,631
Baldwin & Lyons, Inc. "B"	1,538	36,958
Citizens, Inc.* (a)	8,729	64,856
CNO Financial Group, Inc.	33,702	643,371
Crawford & Co. "B"	5,591	29,688
Donegal Group, Inc. "A"	1,585	22,317
eHealth, Inc.*	3,363	33,563
EMC Insurance Group, Inc.	1,473	37,267
Employers Holdings, Inc.	5,700	155,610
Enstar Group Ltd.*	1,654	248,166
FBL Financial Group, Inc. "A"	1,709	108,761
Federated National Holding Co.	2,619	77,418
Fidelity & Guaranty Life	2,039	51,729
First American Financial Corp. (a)	19,545	701,666
Global Indemnity PLC*	1,546	44,865
Greenlight Capital Re Ltd. "A"*	5,168	96,693
Hallmark Financial Services, Inc.*	2,633	30,780
HCI Group, Inc. (a)	1,554	54,157
Heritage Insurance Holdings, Inc.	4,394	95,877
Horace Mann Educators Corp.	7,493	248,618
Independence Holding Co.	1,493	20,678
Infinity Property & Casualty Corp.	2,102	172,847
James River Group Holdings Ltd.	1,989	66,711
Kemper Corp.	7,899	294,238
Maiden Holdings Ltd.	9,247	137,873
MBIA, Inc.*	24,346	157,762
National General Holdings Corp.	7,165	156,627
National Interstate Corp.	1,337	35,698
National Western Life Group, Inc. "A"	410	103,295
Navigators Group, Inc.*	1,896	162,658
OneBeacon Insurance Group Ltd. "A"	3,998	49,615
Patriot National, Inc.*	1,542	10,347
Primerica, Inc.	8,765	413,971
RLI Corp.	7,802	481,774
Safety Insurance Group, Inc.	2,705	152,508
Selective Insurance Group, Inc.	10,321	346,579
State Auto Financial Corp.	2,670	54,975
State National Companies, Inc.	5,563	54,573
Stewart Information Services Corp.	4,122	153,874
	Shares	Value ($)

Symetra Financial Corp.	13,596	431,945
Third Point Reinsurance Ltd.*	15,424	206,836
United Fire Group, Inc.	3,617	138,567
United Insurance Holdings Corp.	3,186	54,481
Universal Insurance Holdings, Inc.	5,732	132,868
		7,759,815
Real Estate Investment Trusts 9.0%
Acadia Realty Trust (REIT)	12,449	412,684
AG Mortgage Investment Trust, Inc. (REIT)	5,097	65,446
Agree Realty Corp. (REIT)	3,736	126,987
Alexander's, Inc. (REIT)	387	148,651
Altisource Residential Corp. (REIT)	10,241	127,091
American Assets Trust, Inc. (REIT)	6,781	260,051
American Capital Mortgage Investment Corp. (REIT)	9,416	131,447
American Residential Properties, Inc. (REIT)	5,937	112,209
Anworth Mortgage Asset Corp. (REIT)	18,565	80,758
Apollo Commercial Real Estate Finance, Inc. (REIT)	10,621	183,000
Apollo Residential Mortgage, Inc. (REIT)	5,752	68,736
Ares Commercial Real Estate Corp. (REIT)	4,829	55,244
Armada Hoffler Properties, Inc. (REIT)	5,369	56,267
ARMOUR Residential REIT, Inc. (REIT)	7,220	157,107
Ashford Hospitality Prime, Inc. (REIT)	4,915	71,268
Ashford Hospitality Trust (REIT)	15,488	97,729
Bluerock Residential Growth REIT, Inc. (REIT)	3,336	39,532
Campus Crest Communities, Inc. (REIT)	11,838	80,498
Capstead Mortgage Corp. (REIT)	17,538	153,282
CareTrust REIT, Inc. (REIT)	8,740	95,703
CatchMark Timber Trust, Inc. "A", (REIT)	7,447	84,226
Cedar Realty Trust, Inc. (REIT)	15,560	110,165
Chatham Lodging Trust (REIT)	6,848	140,247
Chesapeake Lodging Trust (REIT)	10,862	273,288
Colony Capital, Inc. "A", (REIT)	20,258	394,626
CorEnergy Infrastructure Trust, Inc. (REIT)	2,177	32,307
CoreSite Realty Corp. (REIT)	4,441	251,894
Cousins Properties, Inc. (REIT)	39,324	370,825
CubeSmart (REIT)	29,964	917,498
CyrusOne, Inc. (REIT)	12,001	449,437
CYS Investments, Inc. (REIT)	29,034	207,012
DCT Industrial Trust, Inc. (REIT)	15,917	594,818
DiamondRock Hospitality Co. (REIT)	36,395	351,212
DuPont Fabros Technology, Inc. (REIT)	11,455	364,154
Dynex Capital, Inc. (REIT)	9,751	61,919
Easterly Government Properties, Inc. (REIT)	2,489	42,761
EastGroup Properties, Inc. (REIT)	5,869	326,375
Education Realty Trust, Inc. (REIT)	10,232	387,588
EPR Properties (REIT)	10,244	598,762
Equity One, Inc. (REIT)	13,342	362,235
FelCor Lodging Trust, Inc. (REIT)	26,312	192,078
	Shares	Value ($)

First Industrial Realty Trust, Inc. (REIT)	20,045	443,596
First Potomac Realty Trust (REIT)	10,581	120,623
Franklin Street Properties Corp. (REIT)	16,606	171,872
Getty Realty Corp. (REIT)	4,559	78,187
Gladstone Commercial Corp. (REIT)	3,674	53,604
Government Properties Income Trust (REIT) (a)	12,610	200,121
Gramercy Property Trust (REIT)	76,487	590,480
Great Ajax Corp. (REIT)	792	9,599
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	6,915	130,832
Hatteras Financial Corp. (REIT)	17,722	233,044
Healthcare Realty Trust, Inc. (REIT) (a)	18,149	513,980
Hersha Hospitality Trust (REIT)	8,344	181,565
Highwoods Properties, Inc. (REIT)	16,853	734,791
Hudson Pacific Properties, Inc. (REIT)	13,504	380,003
Independence Realty Trust, Inc. (REIT)	5,835	43,821
InfraREIT, Inc. (REIT)*	3,893	72,021
Inland Real Estate Corp. (REIT)	15,667	166,384
Invesco Mortgage Capital (REIT)	22,447	278,118
Investors Real Estate Trust (REIT)	22,552	156,736
iStar, Inc. (REIT)*	15,325	179,762
Kite Realty Group Trust (REIT)	15,158	393,047
Ladder Capital Corp. (REIT)	7,410	92,032
LaSalle Hotel Properties (REIT)	20,405	513,390
Lexington Realty Trust (REIT)	37,433	299,464
LTC Properties, Inc. (REIT)	6,474	279,288
Mack-Cali Realty Corp. (REIT)	16,172	377,616
Medical Properties Trust, Inc. (REIT)	42,298	486,850
Monmouth Real Estate Investment Corp. (REIT) (a)	10,742	112,361
Monogram Residential Trust, Inc. (REIT)	30,316	295,884
National Health Investors, Inc. (REIT)	6,808	414,403
National Storage Affiliates Trust (REIT)	4,073	69,771
New Residential Investment Corp. (REIT)	41,677	506,792
New Senior Investment Group, Inc. (REIT)	15,711	154,910
New York Mortgage Trust, Inc. (REIT)	19,868	105,896
New York REIT, Inc. (REIT)	29,502	339,273
NexPoint Residential Trust, Inc. (REIT)	3,367	44,074
One Liberty Properties, Inc. (REIT)	2,340	50,216
Orchid Island Capital, Inc. (REIT)	3,815	37,883
Parkway Properties, Inc. (REIT)	15,472	241,827
Pebblebrook Hotel Trust (REIT)	13,024	364,933
Pennsylvania Real Estate Investment Trust (REIT)	12,614	275,868
PennyMac Mortgage Investment Trust (REIT)	13,672	208,635
Physicians Realty Trust (REIT)	15,915	268,327
Potlatch Corp. (REIT)	7,430	224,683
Preferred Apartment Communities, Inc. "A" (REIT)	3,939	51,522
PS Business Parks, Inc. (REIT)	3,545	309,939
QTS Realty Trust, Inc. "A", (REIT)	5,119	230,918
RAIT Financial Trust (REIT)	15,759	42,549
	Shares	Value ($)

Ramco-Gershenson Properties Trust (REIT)	14,479	240,496
Redwood Trust, Inc. (REIT)	15,444	203,861
Resource Capital Corp. (REIT)	6,223	79,406
Retail Opportunity Investments Corp. (REIT)	18,066	323,381
Rexford Industrial Realty, Inc. (REIT)	10,209	167,019
RLJ Lodging Trust (REIT)	23,873	516,373
Rouse Properties, Inc. (REIT) (a)	6,617	96,344
Ryman Hospitality Properties, Inc. (REIT)	7,876	406,717
Sabra Health Care REIT, Inc. (REIT)	11,909	240,919
Saul Centers, Inc. (REIT)	1,741	89,261
Select Income REIT (REIT)	11,480	227,534
Silver Bay Realty Trust Corp. (REIT)	6,512	101,978
Sovran Self Storage, Inc. (REIT)	6,414	688,286
STAG Industrial, Inc. (REIT)	11,922	219,961
Starwood Waypoint Residential Trust (REIT)	6,834	154,722
STORE Capital Corp. (REIT)	7,338	170,242
Summit Hotel Properties, Inc. (REIT)	16,020	191,439
Sun Communities, Inc. (REIT)	9,178	628,968
Sunstone Hotel Investors, Inc. (REIT)	37,707	470,960
Terreno Realty Corp. (REIT)	7,911	178,947
The Geo Group, Inc. (REIT)	13,541	391,470
UMH Properties, Inc. (REIT)	3,746	37,910
United Development Funding IV (REIT) (a)	5,470	60,170
Universal Health Realty Income Trust (REIT)	2,225	111,272
Urban Edge Properties (REIT)	16,106	377,686
Urstadt Biddle Properties "A", (REIT)	4,917	94,603
Washington Real Estate Investment Trust (REIT) (a)	12,369	334,705
Western Asset Mortgage Capital Corp. (REIT) (a)	7,417	75,802
Whitestone REIT (REIT)	4,824	57,936
Xenia Hotels & Resorts, Inc. (REIT)	20,296	311,138
		27,818,113
Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	8,866	313,059
Altisource Asset Management Corp.*	127	2,179
Altisource Portfolio Solutions SA*	2,379	66,160
AV Homes, Inc.*	2,197	28,144
Consolidated-Tomoka Land Co.	799	42,115
Forestar Group, Inc.*	6,008	65,728
FRP Holdings, Inc.*	1,245	42,255
Kennedy-Wilson Holdings, Inc.	16,805	404,664
Marcus & Millichap, Inc.*	2,453	71,481
RE/MAX Holdings, Inc. "A"	2,094	78,106
Tejon Ranch Co.*	2,428	46,496
The RMR Group, Inc. "A"*	1,262	18,185
The St. Joe Co.* (a)	10,126	187,432
		1,366,004
Thrifts & Mortgage Finance 2.1%
Anchor BanCorp. Wisconsin, Inc.*	1,359	59,144
Astoria Financial Corp.	16,435	260,495
Bank Mutual Corp.	8,327	64,951
BankFinancial Corp.	3,414	43,119
BBX Capital Corp. "A"*	536	8,388
	Shares	Value ($)

Bear State Financial, Inc.*	2,356	25,515
Beneficial Bancorp., Inc.*	15,124	201,452
BofI Holding, Inc.* (a)	11,254	236,897
Brookline Bancorp., Inc.	12,528	144,072
BSB Bancorp., Inc.*	1,447	33,845
Capitol Federal Financial, Inc.	25,602	321,561
Charter Financial Corp.	3,087	40,779
Clifton Bancorp., Inc.	4,673	67,011
Dime Community Bancshares	5,587	97,717
Essent Group Ltd.*	10,157	222,337
EverBank Financial Corp.	17,622	281,600
Federal Agricultural Mortgage Corp. "C"	1,873	59,131
First Defiance Financial Corp.	1,647	62,224
Flagstar Bancorp., Inc.*	3,809	88,026
Fox Chase Bancorp.	1,932	39,200
Hingham Institution for Savings	235	28,153
HomeStreet, Inc.*	4,069	88,338
Impac Mortgage Holdings, Inc.*	1,531	27,558
Kearny Financial Corp.	17,115	216,847
LendingTree, Inc.*	1,076	96,065
Meridian Bancorp., Inc.	9,767	137,715
Meta Financial Group, Inc.	1,350	62,006
MGIC Investment Corp.*	61,345	541,676
Nationstar Mortgage Holdings, Inc.* (a)	6,985	93,389
NMI Holdings, Inc. "A"*	8,941	60,531
Northfield Bancorp., Inc.	8,357	133,043
Northwest Bancshares, Inc.	18,260	244,501
OceanFirst Financial Corp.	2,464	49,354
Ocwen Financial Corp.* (a)	19,223	133,984
Oritani Financial Corp.	7,833	129,244
PennyMac Financial Services, Inc. "A"*	2,471	37,955
PHH Corp.*	8,884	143,921
Provident Financial Services, Inc.	11,991	241,619
Radian Group, Inc.	34,624	463,615
Stonegate Mortgage Corp.*	2,784	15,173
Territorial Bancorp., Inc.	1,579	43,801
TrustCo Bank Corp.	16,977	104,239
United Community Financial Corp.	9,151	53,991
United Financial Bancorp., Inc.	8,989	115,778
Walker & Dunlop, Inc.*	4,824	138,979
Walter Investment Management Corp.* (a)	6,944	98,744
Washington Federal, Inc.	17,186	409,542
Waterstone Financial, Inc.	4,904	69,146
WSFS Financial Corp.	5,636	182,381
		6,518,752
Health Care 16.3%
Biotechnology 6.5%
Abeona Therapeutics, Inc.*	1,841	6,186
ACADIA Pharmaceuticals, Inc.*	14,480	516,212
Acceleron Pharma, Inc.*	3,960	193,090
Achillion Pharmaceuticals, Inc.* (a)	21,547	232,492
Acorda Therapeutics, Inc.* (a)	7,792	333,342
Adamas Pharmaceuticals, Inc.*	1,850	52,392
Aduro Biotech, Inc.* (a)	1,484	41,760
Advaxis, Inc.* (a)	5,379	54,113
Aegerion Pharmaceuticals, Inc.*	4,462	45,066
Affimed NV*	2,720	19,366
Agenus, Inc.*	14,043	63,755
Aimmune Therapeutics, Inc.*	1,912	35,276
Akebia Therapeutics, Inc.*	4,334	55,995
	Shares	Value ($)

Alder Biopharmaceuticals, Inc.*	4,181	138,098
AMAG Pharmaceuticals, Inc.* (a)	6,174	186,393
Amicus Therapeutics, Inc.*	21,234	205,970
Anacor Pharmaceuticals, Inc.*	7,440	840,497
Anthera Pharmaceuticals, Inc.*	7,316	33,946
Applied Genetic Technologies Corp.*	1,565	31,926
Ardelyx, Inc.*	3,101	56,190
Arena Pharmaceuticals, Inc.*	43,305	82,280
ARIAD Pharmaceuticals, Inc.* (a)	30,769	192,306
Array BioPharma, Inc.*	25,820	108,960
Arrowhead Research Corp.* (a)	10,992	67,601
Asterias Biotherapeutics, Inc.*	1,860	7,310
Atara Biotherapeutics, Inc.*	3,033	80,102
aTyr Pharma, Inc.*	1,075	10,567
Avalanche Biotechnologies, Inc.*	3,472	33,053
Axovant Sciences Ltd.*	2,695	48,591
Bellicum Pharmaceuticals, Inc.*	1,567	31,763
BioCryst Pharmaceuticals, Inc.*	13,132	135,522
BioSpecifics Technologies Corp.*	878	37,728
BioTime, Inc.* (a)	10,076	41,312
Blueprint Medicines Corp.*	1,666	43,882
Calithera Biosciences, Inc.* (a)	2,284	17,495
Cara Therapeutics, Inc.*	3,745	63,141
Catabasis Pharmaceuticals, Inc.*	771	6,114
Catalyst Pharmaceuticals, Inc.*	13,383	32,788
Celldex Therapeutics, Inc.* (a)	17,942	281,331
Cellular Biomedicine Group, Inc.*	1,746	37,522
Cepheid, Inc.*	13,036	476,205
ChemoCentryx, Inc.*	5,314	43,043
Chiasma, Inc.*	1,258	24,619
Chimerix, Inc.*	8,328	74,536
Cidara Therapeutics, Inc.*	867	14,878
Clovis Oncology, Inc.*	5,007	175,245
Coherus Biosciences, Inc.*	4,219	96,868
Concert Pharmaceuticals, Inc.*	2,736	51,902
CorMedix, Inc.*	5,513	11,191
CTI BioPharma Corp.* (a)	38,335	47,152
Curis, Inc.*	19,756	57,490
Cytokinetics, Inc.*	6,204	64,894
CytomX Therapeutics, Inc.*	1,389	28,988
CytRx Corp.*	12,477	33,064
Dicerna Pharmaceuticals, Inc.*	2,685	31,871
Dimension Therapeutics, Inc.*	1,016	11,460
Dyax Corp.*	26,416	993,770
Dynavax Technologies Corp.*	6,559	158,465
Eagle Pharmaceuticals, Inc.*	1,535	136,108
Edge Therapeutics, Inc.*	1,524	19,050
Emergent Biosolutions, Inc.*	5,564	222,616
Enanta Pharmaceuticals, Inc.*	2,961	97,772
Epizyme, Inc.* (a)	5,125	82,103
Esperion Therapeutics, Inc.*	2,329	51,844
Exact Sciences Corp.* (a)	17,164	158,424
Exelixis, Inc.* (a)	41,323	233,062
Fibrocell Science, Inc.*	4,371	19,888
FibroGen, Inc.*	8,724	265,820
Five Prime Therapeutics, Inc.*	3,944	163,676
Flexion Therapeutics, Inc.*	2,472	47,635
Foundation Medicine, Inc.*	2,119	44,626
Galena Biopharma, Inc.* (a)	28,746	42,257
Genocea Biosciences, Inc.*	4,125	21,739
Genomic Health, Inc.* (a)	3,292	115,878
Geron Corp.* (a)	28,914	139,944
	Shares	Value ($)

Global Blood Therapeutics, Inc.* (a)	1,186	38,343
Halozyme Therapeutics, Inc.* (a)	19,331	335,006
Heron Therapeutics, Inc.* (a)	5,229	139,614
Idera Pharmaceuticals, Inc.*	15,074	46,579
Ignyta, Inc.*	3,956	53,010
Immune Design Corp.*	2,012	40,401
ImmunoGen, Inc.*	15,801	214,420
Immunomedics, Inc.* (a)	17,145	52,635
Infinity Pharmaceuticals, Inc.*	8,997	70,626
Inovio Pharmaceuticals, Inc.* (a)	13,300	89,376
Insmed, Inc.*	11,301	205,113
Insys Therapeutics, Inc.* (a)	4,208	120,475
Invitae Corp.* (a)	1,354	11,116
Ironwood Pharmaceuticals, Inc.*	22,967	266,188
Karyopharm Therapeutics, Inc.*	4,102	54,352
Keryx Biopharmaceuticals, Inc.* (a)	19,024	96,071
Kite Pharma, Inc.*	5,237	322,704
La Jolla Pharmaceutical Co.*	2,543	68,661
Lexicon Pharmaceuticals, Inc.* (a)	7,372	98,121
Ligand Pharmaceuticals, Inc.* (a)	3,204	347,378
Lion Biotechnologies, Inc.*	7,994	61,714
Loxo Oncology, Inc.*	1,384	39,375
MacroGenics, Inc.*	5,785	179,161
MannKind Corp.* (a)	45,098	65,392
Medgenics, Inc.*	3,967	23,881
Merrimack Pharmaceuticals, Inc.*	20,284	160,244
MiMedx Group, Inc.* (a)	19,430	182,059
Mirati Therapeutics, Inc.*	2,114	66,802
Momenta Pharmaceuticals, Inc.*	11,230	166,653
Myriad Genetics, Inc.* (a)	12,610	544,248
NantKwest, Inc.* (a)	1,143	19,808
Natera, Inc.*	1,719	18,565
Navidea Biopharmaceuticals, Inc.* (a)	28,442	37,828
Neurocrine Biosciences, Inc.*	15,516	877,740
NewLink Genetics Corp.* (a)	3,721	135,407
Nivalis Therapeutics, Inc.*	864	6,687
Northwest Biotherapeutics, Inc.* (a)	8,327	26,646
Novavax, Inc.* (a)	48,684	408,459
Ocata Therapeutics, Inc.*	7,720	65,002
OncoMed Pharmaceuticals, Inc.*	3,010	67,845
Oncothyreon, Inc.*	17,389	38,604
Ophthotech Corp.*	4,313	338,700
Orexigen Therapeutics, Inc.*	18,175	31,261
Organovo Holdings, Inc.* (a)	16,581	41,287
Osiris Therapeutics, Inc. (a)	3,347	34,742
Otonomy, Inc.*	2,623	72,788
OvaScience, Inc.* (a)	4,166	40,702
PDL BioPharma, Inc. (a)	29,382	104,012
Peregrine Pharmaceuticals, Inc.* (a)	34,539	40,411
Pfenex, Inc.*	2,897	35,865
Portola Pharmaceuticals, Inc.*	9,047	465,468
Progenics Pharmaceuticals, Inc.*	12,334	75,607
Proteon Therapeutics, Inc.*	1,372	21,280
Prothena Corp. PLC*	5,695	387,886
PTC Therapeutics, Inc.* (a)	6,057	196,247
Radius Health, Inc.*	6,001	369,302
Raptor Pharmaceutical Corp.*	14,394	74,849
REGENXBIO, Inc.*	1,313	21,796
Regulus Therapeutics, Inc.* (a)	5,026	43,827
Repligen Corp.*	5,878	166,289
Retrophin, Inc.*	6,254	120,640
	Shares	Value ($)

Rigel Pharmaceuticals, Inc.*	15,433	46,762
Sage Therapeutics, Inc.*	2,467	143,826
Sangamo BioSciences, Inc.* (a)	12,450	113,669
Sarepta Therapeutics, Inc.* (a)	8,146	314,273
Seres Therapeutics, Inc.* (a)	1,609	56,460
Sorrento Therapeutics, Inc.*	5,039	43,890
Spark Therapeutics, Inc.* (a)	1,474	66,787
Spectrum Pharmaceuticals, Inc.*	12,122	73,096
Stemline Therapeutics, Inc.*	2,793	17,624
Synergy Pharmaceuticals, Inc.* (a)	18,208	103,239
Synta Pharmaceuticals Corp.*	16,200	5,702
T2 Biosystems, Inc.*	1,622	17,745
TESARO, Inc.*	4,259	222,831
TG Therapeutics, Inc.*	6,586	78,571
Threshold Pharmaceuticals, Inc.*	11,801	5,663
Tobira Therapeutics, Inc.*	334	3,357
Tokai Pharmaceuticals, Inc.*	1,692	14,754
Trevena, Inc.*	5,873	61,667
Trovagene, Inc.* (a)	5,536	29,894
Ultragenyx Pharmaceutical, Inc.*	6,982	783,241
Vanda Pharmaceuticals, Inc.* (a)	7,479	69,629
Verastem, Inc.*	5,492	10,215
Versartis, Inc.*	4,002	49,585
Vitae Pharmaceuticals, Inc.*	2,357	42,662
Vital Therapies, Inc.*	2,982	34,353
Voyager Therapeutics, Inc.*	1,042	22,820
vTv Therapeutics, Inc. "A"*	1,054	7,178
XBiotech, Inc.*	720	7,826
Xencor, Inc.*	5,068	74,094
XOMA Corp.*	16,323	21,710
Zafgen, Inc.*	3,074	19,335
ZIOPHARM Oncology, Inc.* (a)	21,011	174,601
		20,041,843
Health Care Equipment & Supplies 3.9%
Abaxis, Inc.	4,124	229,624
ABIOMED, Inc.* (a)	7,569	683,329
Accuray, Inc.* (a)	14,254	96,215
Analogic Corp.	2,281	188,411
AngioDynamics, Inc.*	4,751	57,677
Anika Therapeutics, Inc.* (a)	2,683	102,383
Antares Pharma, Inc.*	27,595	33,390
AtriCure, Inc.*	5,076	113,905
Atrion Corp.	254	96,825
Cantel Medical Corp.	6,235	387,443
Cardiovascular Systems, Inc.*	5,795	87,620
Cerus Corp.* (a)	17,361	109,722
ConforMIS, Inc.*	1,779	30,759
CONMED Corp.	5,058	222,805
Corindus Vascular Robotics, Inc.*	4,042	12,975
CryoLife, Inc.	4,545	48,995
Cutera, Inc.*	2,581	33,011
Cynosure, Inc. "A"*	3,974	177,519
EndoChoice Holdings, Inc.*	1,129	9,427
Endologix, Inc.*	12,308	121,849
Entellus Medical, Inc.*	982	16,557
Exactech, Inc.*	1,915	34,757
Genmark Diagnostics, Inc.*	7,401	57,432
Glaukos Corp.*	1,186	29,282
Globus Medical, Inc. "A"*	12,473	346,999
Greatbatch, Inc.*	4,653	244,283
Haemonetics Corp.*	9,410	303,378
Halyard Health, Inc.* (a)	8,481	283,350
HeartWare International, Inc.*	3,104	156,442
	Shares	Value ($)

ICU Medical, Inc.*	2,574	290,296
Inogen, Inc.*	2,818	112,974
Insulet Corp.*	10,292	389,141
Integra LifeSciences Holdings*	5,153	349,270
Invacare Corp.	5,966	103,749
InVivo Therapeutics Holdings Corp.* (a)	4,725	34,020
Invuity, Inc.*	790	6,968
iRadimed Corp.*	504	14,127
K2M Group Holdings, Inc.*	3,132	61,826
Lantheus Holdings, Inc.*	2,106	7,118
LDR Holding Corp.* (a)	4,548	114,200
LeMaitre Vascular, Inc.	2,129	36,725
LivaNova PLC*	8,039	477,275
Masimo Corp.*	7,949	329,963
Meridian Bioscience, Inc.	7,524	154,392
Merit Medical Systems, Inc.*	7,942	147,642
Natus Medical, Inc.*	6,003	288,444
Neogen Corp.*	6,714	379,475
Nevro Corp.* (a)	2,982	201,315
Novocure Ltd.*	1,530	34,211
NuVasive, Inc.*	8,755	473,733
NxStage Medical, Inc.*	11,570	253,499
OraSure Technologies, Inc.*	9,901	63,762
Orthofix International NV*	3,359	131,706
Oxford Immunotec Global PLC*	3,585	41,228
Penumbra, Inc.*	834	44,878
Quidel Corp.*	5,151	109,201
Rockwell Medical, Inc.* (a)	8,999	92,150
RTI Surgical, Inc.*	10,252	40,700
SeaSpine Holdings Corp.*	1,475	25,341
Second Sight Medical Products, Inc.* (a)	2,102	12,381
Sientra, Inc.*	1,289	7,631
Spectranetics Corp.*	7,708	116,082
STAAR Surgical Co.*	6,939	49,544
STERIS PLC (a)	15,410	1,160,989
SurModics, Inc.*	2,464	49,945
Tandem Diabetes Care, Inc.*	3,151	37,213
TransEnterix, Inc.*	8,351	20,710
Unilife Corp.*	19,186	9,499
Utah Medical Products, Inc.	701	41,037
Vascular Solutions, Inc.*	3,140	107,985
Veracyte, Inc.*	2,403	17,302
West Pharmaceutical Services, Inc.	12,974	781,294
Wright Medical Group NV*	16,184	391,329
Zeltiq Aesthetics, Inc.* (a)	5,930	169,183
		12,097,817
Health Care Providers & Services 2.7%
AAC Holdings, Inc.* (a)	1,413	26,932
Aceto Corp.	5,210	140,566
Addus HomeCare Corp.*	1,258	29,286
Adeptus Health, Inc. "A"* (a)	1,102	60,081
Air Methods Corp.* (a)	7,143	299,506
Alliance HealthCare Services, Inc.*	990	9,088
Almost Family, Inc.*	1,293	49,431
Amedisys, Inc.*	5,178	203,599
AMN Healthcare Services, Inc.*	8,675	269,359
AmSurg Corp.*	9,778	743,128
BioScrip, Inc.* (a)	11,643	20,375
BioTelemetry, Inc.*	5,025	58,692
Capital Senior Living Corp.*	5,278	110,099
Chemed Corp. (a)	3,090	462,882
	Shares	Value ($)

Civitas Solutions, Inc.*	2,144	61,726
CorVel Corp.*	1,546	67,900
Cross Country Healthcare, Inc.*	5,817	95,341
Diplomat Pharmacy, Inc.* (a)	6,621	226,571
ExamWorks Group, Inc.*	7,585	201,761
Five Star Quality Care, Inc.*	8,102	25,764
Genesis Healthcare, Inc.*	6,503	22,565
Hanger, Inc.*	6,481	106,612
Healthequity, Inc.*	6,652	166,766
HealthSouth Corp. (a)	16,519	575,026
Healthways, Inc.*	5,542	71,326
Kindred Healthcare, Inc.	15,321	182,473
Landauer, Inc.	1,696	55,832
LHC Group, Inc.*	2,366	107,156
Magellan Health, Inc.*	4,523	278,888
Molina Healthcare, Inc.* (a)	7,113	427,705
National Healthcare Corp.	1,829	112,849
National Research Corp. "A"	1,954	31,342
Nobilis Health Corp.* (a)	5,671	15,992
Owens & Minor, Inc. (a)	11,436	411,467
PharMerica Corp.*	5,587	195,545
Providence Service Corp.*	2,447	114,813
RadNet, Inc.*	6,359	39,299
Select Medical Holdings Corp. (a)	19,215	228,851
Surgery Partners, Inc.*	2,869	58,786
Surgical Care Affiliates, Inc.*	3,847	153,149
Team Health Holdings, Inc.*	13,040	572,326
Teladoc, Inc.* (a)	1,631	29,293
The Ensign Group, Inc.	9,306	210,595
Triple-S Management Corp. "B"*	4,446	106,304
Trupanion, Inc.* (a)	2,904	28,343
U.S. Physical Therapy, Inc.	2,273	122,015
Universal American Corp.	9,059	63,413
WellCare Health Plans, Inc.*	7,973	623,568
		8,274,386
Health Care Technology 0.6%
Castlight Health, Inc. "B"*	5,996	25,603
Computer Programs & Systems, Inc.	2,091	104,027
Connecture, Inc.*	1,230	4,440
Evolent Health, Inc. "A"*	2,273	27,526
HealthStream, Inc.*	4,529	99,638
HMS Holdings Corp.*	16,240	200,402
Imprivata, Inc.*	1,453	16,419
MedAssets, Inc.*	10,971	339,443
Medidata Solutions, Inc.*	10,015	493,640
Omnicell, Inc.*	6,503	202,113
Press Ganey Holdings, Inc.* (a)	1,817	57,326
Quality Systems, Inc.	9,013	145,290
Vocera Communications, Inc.*	4,881	59,548
		1,775,415
Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc.* (a)	3,848	82,693
Affymetrix, Inc.*	14,162	142,895
Albany Molecular Research, Inc.* (a)	4,471	88,749
Cambrex Corp.*	5,703	268,554
Fluidigm Corp.*	5,197	56,180
Harvard Bioscience, Inc.*	5,940	20,612
INC Research Holdings, Inc. "A"*	2,368	114,872
Luminex Corp.*	7,698	164,660
NanoString Technologies, Inc.*	2,383	35,054
NeoGenomics, Inc.*	9,491	74,694
	Shares	Value ($)

Pacific Biosciences of California, Inc.* (a)	10,903	143,156
PAREXEL International Corp.*	9,968	679,020
PRA Health Sciences, Inc.*	3,625	164,104
Sequenom, Inc.* (a)	22,054	36,169
		2,071,412
Pharmaceuticals 2.0%
Aclaris Therapeutics, Inc.*	1,042	28,071
Aerie Pharmaceuticals, Inc.*	3,642	88,683
Agile Therapeutics, Inc.*	1,853	18,085
Alimera Sciences, Inc.*	5,299	12,824
Amphastar Pharmaceuticals, Inc.*	5,723	81,438
ANI Pharmaceuticals, Inc.*	1,483	66,920
Aratana Therapeutics, Inc.*	5,044	28,146
Assembly Biosciences, Inc.*	2,549	19,143
BioDelivery Sciences International, Inc.*	8,239	39,465
Carbylan Therapeutics, Inc.*	2,208	7,993
Catalent, Inc.*	15,165	379,580
Cempra, Inc.* (a)	5,693	177,223
Collegium Pharmaceutical, Inc.*	1,191	32,752
Corcept Therapeutics, Inc.*	11,313	56,339
Corium International, Inc.*	2,209	17,937
DepoMed, Inc.* (a)	10,999	199,412
Dermira, Inc.*	2,848	98,569
Durect Corp.*	19,958	44,107
Endocyte, Inc.*	7,143	28,643
Flex Pharma, Inc.*	1,001	12,462
Foamix Pharmaceuticals Ltd.*	4,017	32,578
Heska Corp.*	1,013	39,183
Impax Laboratories, Inc.*	13,018	556,650
Intersect ENT, Inc.*	3,071	69,097
Intra-Cellular Therapies, Inc.*	4,863	261,581
Lannett Co., Inc.* (a)	4,748	190,490
Medicines Co.* (a)	12,014	448,603
MyoKardia, Inc.*	1,133	16,610
Nektar Therapeutics* (a)	23,921	403,069
Neos Therapeutics, Inc.*	949	13,590
Ocular Therapeutix, Inc.*	2,700	25,299
Omeros Corp.* (a)	7,005	110,189
Pacira Pharmaceuticals, Inc.*	6,616	508,043
Paratek Pharmaceuticals, Inc.*	2,166	41,089
Pernix Therapeutics Holdings, Inc.*	7,755	22,877
Phibro Animal Health Corp. "A"	3,126	94,186
POZEN, Inc.* (a)	5,177	35,359
Prestige Brands Holdings, Inc.*	9,515	489,832
Relypsa, Inc.* (a)	5,832	165,279
Revance Therapeutics, Inc.*	3,323	113,514
Sagent Pharmaceuticals, Inc.*	3,892	61,922
Sciclone Pharmaceuticals, Inc.*	8,877	81,668
Sucampo Pharmaceuticals, Inc. "A"*	4,384	75,799
Supernus Pharmaceuticals, Inc.* (a)	6,095	81,917
Teligent, Inc.* (a)	7,350	65,415
Tetraphase Pharmaceuticals, Inc.*	6,769	67,893
TherapeuticsMD, Inc.* (a)	22,924	237,722
Theravance Biopharma, Inc.*	5,174	84,802
Theravance, Inc. (a)	15,238	160,609
VIVUS, Inc.* (a)	17,499	17,849
XenoPort, Inc.*	10,279	56,432
Zogenix, Inc.*	4,591	67,671
Zynerba Pharmaceuticals, Inc.*	593	5,971
		6,140,580
	Shares	Value ($)

Industrials 12.0%
Aerospace & Defense 1.4%
AAR Corp.	6,446	169,465
Aerojet Rocketdyne Holdings, Inc.*	11,480	179,777
Aerovironment, Inc.*	3,512	103,499
American Science & Engineering, Inc.	1,330	55,035
Astronics Corp.*	3,940	160,397
Cubic Corp.	3,899	184,228
Curtiss-Wright Corp.	8,569	586,976
DigitalGlobe, Inc.*	13,290	208,121
Ducommun, Inc.*	2,027	32,878
Engility Holdings, Inc.	3,205	104,098
Esterline Technologies Corp.*	5,340	432,540
HEICO Corp.	3,470	188,629
HEICO Corp. "A"	7,240	356,208
KLX, Inc.*	9,590	295,276
Kratos Defense & Security Solutions, Inc.*	8,085	33,149
Moog, Inc. "A"*	6,651	403,051
National Presto Industries, Inc.	908	75,237
Sparton Corp.*	1,931	38,601
Taser International, Inc.* (a)	9,603	166,036
Teledyne Technologies, Inc.*	6,375	565,463
The Keyw Holding Corp.* (a)	6,163	37,101
Vectrus, Inc.*	1,876	39,190
		4,414,955
Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	9,400	94,752
Atlas Air Worldwide Holdings, Inc.*	4,601	190,205
Echo Global Logistics, Inc.* (a)	5,317	108,414
Forward Air Corp.	5,638	242,490
Hub Group, Inc. "A"*	6,591	217,173
Park-Ohio Holdings Corp.	1,557	57,267
Radiant Logistics, Inc.*	6,018	20,642
UTi Worldwide, Inc.*	16,503	116,016
XPO Logistics, Inc.* (a)	12,981	353,732
		1,400,691
Airlines 0.4%
Allegiant Travel Co.	2,428	407,491
Hawaiian Holdings, Inc.*	8,665	306,134
Republic Airways Holdings, Inc.*	8,990	35,331
SkyWest, Inc.	9,485	180,405
Virgin America, Inc.*	4,503	162,153
		1,091,514
Building Products 0.9%
AAON, Inc.	7,521	174,638
Advanced Drainage Systems, Inc.	6,017	144,588
American Woodmark Corp.*	2,352	188,113
Apogee Enterprises, Inc.	5,328	231,821
Builders FirstSource, Inc.*	9,080	100,606
Continental Building Products, Inc.*	5,662	98,859
Gibraltar Industries, Inc.*	5,599	142,439
Griffon Corp.	6,106	108,687
Insteel Industries, Inc.	3,465	72,488
Masonite International Corp.*	5,475	335,234
NCI Building Systems, Inc.*	4,866	60,387
Nortek, Inc.*	1,727	75,332
Patrick Industries, Inc.*	2,316	100,746
PGT, Inc.*	8,826	100,528
Ply Gem Holdings, Inc.*	3,833	48,066
Quanex Building Products Corp.	6,145	128,123
Simpson Manufacturing Co., Inc.	7,659	261,555
	Shares	Value ($)

Trex Co., Inc.* (a)	5,855	222,724
Universal Forest Products, Inc.	3,670	250,918
		2,845,852
Commercial Services & Supplies 2.0%
ABM Industries, Inc.	10,170	289,540
Acco Brands Corp.*	19,775	140,996
ARC Document Solutions, Inc.*	6,959	30,759
Brady Corp. "A"	8,747	201,006
Casella Waste Systems, Inc. "A"*	7,335	43,863
CECO Environmental Corp.	4,995	38,362
Civeo Corp.	19,107	27,132
Deluxe Corp.	9,017	491,787
Ennis, Inc.	4,602	88,588
Essendant, Inc.	6,993	227,342
G&K Services, Inc. "A"	3,651	229,648
Gerber Scientific, Inc.	6,939	0
Healthcare Services Group, Inc. (a)	12,920	450,520
Heritage-Crystal Clean, Inc.*	2,282	24,189
Herman Miller, Inc.	10,831	310,850
HNI Corp.	8,072	291,076
Innerworkings, Inc.*	6,711	50,333
Interface, Inc.	12,077	231,154
Kimball International, Inc. "B"	6,127	59,861
Knoll, Inc.	8,952	168,298
Matthews International Corp. "A"	5,979	319,578
McGrath RentCorp.	4,329	109,048
Mobile Mini, Inc.	8,358	260,185
MSA Safety, Inc.	5,347	232,434
Multi-Color Corp.	2,274	136,008
NL Industries, Inc.*	1,487	4,520
Quad Graphics, Inc.	5,093	47,365
SP Plus Corp.* (a)	2,972	71,031
Steelcase, Inc. "A"	15,135	225,511
Team, Inc.*	3,718	118,827
Tetra Tech, Inc.	10,955	285,049
The Brink's Co.	8,863	255,786
TRC Companies, Inc.*	3,034	28,065
U.S. Ecology, Inc. (a)	4,004	145,906
UniFirst Corp.	2,701	281,444
Viad Corp.	3,658	103,265
West Corp.	9,534	205,648
		6,224,974
Construction & Engineering 0.8%
Aegion Corp.*	6,572	126,905
Ameresco, Inc. "A"*	3,334	20,838
Argan, Inc.	2,421	78,440
Comfort Systems U.S.A., Inc.	6,831	194,137
Dycom Industries, Inc.* (a)	6,162	431,094
EMCOR Group, Inc.	11,348	545,158
Furmanite Corp.*	6,882	45,834
Granite Construction, Inc.	7,175	307,879
Great Lakes Dredge & Dock Co.*	10,493	41,552
HC2 Holdings, Inc.*	3,493	18,478
MasTec, Inc.*	12,224	212,453
MYR Group, Inc.*	3,919	80,771
Northwest Pipe Co.*	1,848	20,679
NV5 Holdings, Inc.*	908	19,958
Orion Marine Group, Inc.*	5,697	23,756
Primoris Services Corp.	7,026	154,783
Tutor Perini Corp.*	6,901	115,523
		2,438,238
	Shares	Value ($)

Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,111	29,086
AZZ, Inc.	4,696	260,957
Encore Wire Corp.	3,769	139,792
EnerSys	8,042	449,789
Enphase Energy, Inc.* (a)	4,901	17,202
Franklin Electric Co., Inc.	8,688	234,837
FuelCell Energy, Inc.* (a)	3,509	17,405
Generac Holdings, Inc.* (a)	12,538	373,256
General Cable Corp.	8,746	117,459
LSI Industries, Inc.	3,887	47,382
Plug Power, Inc.* (a)	32,070	67,668
Powell Industries, Inc.	1,624	42,273
Power Solutions International, Inc.* (a)	777	14,180
PowerSecure International, Inc.*	4,147	62,412
Preformed Line Products Co.	538	22,650
Sunrun, Inc.*	3,076	36,204
Thermon Group Holdings, Inc.*	5,949	100,657
Vicor Corp.*	3,238	29,531
		2,062,740
Industrial Conglomerates 0.0%
Raven Industries, Inc.	6,982	108,919
Machinery 2.6%
Accuride Corp.*	7,320	12,151
Actuant Corp. "A"	10,874	260,541
Alamo Group, Inc.	1,719	89,560
Albany International Corp. "A"	5,198	189,987
Altra Industrial Motion Corp. (a)	4,791	120,158
American Railcar Industries, Inc. (a)	1,760	81,453
Astec Industries, Inc.	3,385	137,770
Barnes Group, Inc.	9,936	351,635
Blount International, Inc.*	8,369	82,100
Blue Bird Corp.*	913	9,258
Briggs & Stratton Corp.	7,981	138,071
Chart Industries, Inc.*	5,533	99,373
CIRCOR International, Inc. (a)	3,099	130,623
CLARCOR, Inc.	9,079	451,045
Columbus McKinnon Corp.	3,529	66,698
Commercial Vehicle Group, Inc.*	5,156	14,231
Douglas Dynamics, Inc.	4,083	86,029
EnPro Industries, Inc.	4,189	183,646
ESCO Technologies, Inc.	4,662	168,485
Federal Signal Corp.	11,478	181,926
FreightCar America, Inc.	2,340	45,466
Global Brass & Copper Holdings, Inc.	4,011	85,434
Gorman-Rupp Co.	3,401	90,909
Graham Corp.	1,917	32,244
Greenbrier Companies, Inc. (a)	4,725	154,129
Harsco Corp.	14,588	114,953
Hillenbrand, Inc.	11,429	338,641
Hurco Companies, Inc.	1,216	32,297
Hyster-Yale Materials Handling, Inc.	1,695	88,903
John Bean Technologies Corp.	5,330	265,594
Kadant, Inc.	1,957	79,474
L.B. Foster Co. "A"	1,832	25,025
Lindsay Corp. (a)	2,110	152,764
Lydall, Inc.*	3,117	110,591
Meritor, Inc.*	18,044	150,667
Milacron Holdings Corp.*	2,527	31,613
Miller Industries, Inc.	2,077	45,237
Mueller Industries, Inc.	10,361	280,783
	Shares	Value ($)

Mueller Water Products, Inc. "A"	29,328	252,221
Navistar International Corp.* (a)	9,473	83,741
NN, Inc.	4,876	77,723
Omega Flex, Inc.	496	16,373
Proto Labs, Inc.* (a)	4,243	270,237
RBC Bearings, Inc.*	4,255	274,830
Rexnord Corp.*	18,483	334,912
Standex International Corp.	2,345	194,987
Sun Hydraulics Corp.	4,163	132,092
Tennant Co.	3,366	189,371
The ExOne Co.* (a)	1,931	19,387
Titan International, Inc.	8,353	32,911
TriMas Corp.*	8,112	151,289
Twin Disc, Inc.	1,624	17,084
Wabash National Corp.*	12,289	145,379
Watts Water Technologies, Inc. "A"	5,134	255,006
Woodward, Inc.	11,789	585,442
Xerium Technologies, Inc.*	2,086	24,719
		8,037,168
Marine 0.1%
Eagle Bulk Shipping, Inc.*	3,956	13,925
Golden Ocean Group Ltd. (a)	11,152	11,933
Matson, Inc.	7,889	336,308
Navios Maritime Holdings, Inc.	14,843	25,975
Safe Bulkers, Inc. (a)	7,578	6,138
Scorpio Bulkers, Inc.*	4,822	47,690
Ultrapetrol Bahamas Ltd.*	2,116	222
		442,191
Professional Services 1.4%
Acacia Research Corp.	9,463	40,596
Barrett Business Services, Inc.	1,313	57,168
CBIZ, Inc.* (a)	8,815	86,916
CDI Corp.	2,751	18,597
CEB, Inc.	6,054	371,655
CRA International, Inc.*	1,670	31,146
Exponent, Inc.	4,732	236,363
Franklin Covey Co.*	2,246	37,598
FTI Consulting, Inc.*	7,581	262,758
GP Strategies Corp.*	2,455	61,645
Heidrick & Struggles International, Inc.	3,273	89,091
Hill International, Inc.*	6,498	25,212
Huron Consulting Group, Inc.*	4,237	251,678
ICF International, Inc.*	3,482	123,820
Insperity, Inc.	3,490	168,044
Kelly Services, Inc. "A"	5,269	85,094
Kforce, Inc.	4,437	112,167
Korn/Ferry International	9,138	303,199
Mistras Group, Inc.*	3,048	58,186
Navigant Consulting, Inc.*	8,795	141,248
On Assignment, Inc.*	9,355	420,507
Pendrell Corp.*	30,847	15,457
Resources Connection, Inc.	6,830	111,602
RPX Corp.*	9,811	107,921
The Advisory Board Co.*	7,691	381,551
TriNet Group, Inc.*	7,529	145,686
TrueBlue, Inc.*	7,537	194,153
Volt Information Sciences, Inc.*	1,697	13,814
VSE Corp.	743	46,200
WageWorks, Inc.*	6,506	295,177
		4,294,249
	Shares	Value ($)

Road & Rail 0.5%
ArcBest Corp.	4,675	99,998
Celadon Group, Inc.	4,774	47,215
Covenant Transportation Group, Inc. "A"*	2,085	39,386
Heartland Express, Inc. (a)	9,273	157,826
Knight Transportation, Inc.	11,380	275,737
Marten Transport Ltd.	4,221	74,712
P.A.M. Transportation Services, Inc.*	585	16,140
Roadrunner Transportation Systems, Inc.*	4,971	46,877
Saia, Inc.*	4,555	101,349
Swift Transportation Co.* (a)	16,109	222,626
Universal Truckload Services, Inc.	1,559	21,888
USA Truck, Inc.*	1,751	30,555
Werner Enterprises, Inc.	8,110	189,693
YRC Worldwide, Inc.*	5,986	84,882
		1,408,884
Trading Companies & Distributors 0.7%
Aircastle Ltd.	11,423	238,626
Applied Industrial Technologies, Inc.	7,304	295,739
Beacon Roofing Supply, Inc.*	8,994	370,373
BMC Stock Holdings, Inc.* (a)	6,796	113,833
CAI International, Inc.*	3,112	31,369
DXP Enterprises, Inc.*	2,233	50,912
H&E Equipment Services, Inc.	5,719	99,968
Kaman Corp.	4,971	202,867
Lawson Products, Inc.*	1,030	24,051
MRC Global, Inc.*	18,810	242,649
Neff Corp. "A"*	2,041	15,634
Rush Enterprises, Inc. "A"*	6,332	138,608
TAL International Group, Inc.	6,007	95,511
Textainer Group Holdings Ltd. (a)	3,931	55,466
Titan Machinery, Inc.*	3,140	34,320
Univar, Inc.*	7,197	122,421
Veritiv Corp.* (a)	1,449	52,483
		2,184,830
Transportation Infrastructure 0.0%
Wesco Aircraft Holdings, Inc.*	11,126	133,178
Information Technology 17.8%
Communications Equipment 1.6%
ADTRAN, Inc.	8,888	153,051
Aerohive Networks, Inc.*	4,136	21,135
Alliance Fiber Optic Products, Inc.	2,781	42,160
Applied Optoelectronics, Inc.*	3,073	52,733
Bel Fuse, Inc. "B"	1,920	33,197
Black Box Corp.	2,889	27,532
CalAmp Corp.*	6,565	130,840
Calix, Inc.*	8,087	63,645
Ciena Corp.* (a)	22,283	461,035
Clearfield, Inc.*	2,150	28,831
Comtech Telecommunications Corp.	2,918	58,623
Digi International, Inc.*	4,653	52,951
EMCORE Corp.*	3,545	21,731
Extreme Networks, Inc.*	18,233	74,391
Finisar Corp.* (a)	18,998	276,231
Harmonic, Inc.*	15,867	64,579
Infinera Corp.* (a)	24,091	436,529
InterDigital, Inc.	6,544	320,918
Ixia*	10,891	135,375
	Shares	Value ($)

KVH Industries, Inc.*	3,080	29,014
NETGEAR, Inc.*	5,860	245,592
NetScout Systems, Inc.*	16,617	510,142
Novatel Wireless, Inc.*	6,681	11,157
Oclaro, Inc.* (a)	17,698	61,589
Plantronics, Inc.	6,372	302,160
Polycom, Inc.*	24,532	308,858
Ruckus Wireless, Inc.* (a)	13,476	144,328
ShoreTel, Inc.*	11,773	104,191
Sonus Networks, Inc.*	8,861	63,179
Ubiquiti Networks, Inc.* (a)	5,512	174,675
ViaSat, Inc.* (a)	7,719	470,936
		4,881,308
Electronic Equipment, Instruments & Components 2.6%
Agilysys, Inc.*	2,773	27,702
Anixter International, Inc.* (a)	5,181	312,881
AVX Corp.	8,198	99,524
Badger Meter, Inc.	2,627	153,916
Belden, Inc.	7,723	368,233
Benchmark Electronics, Inc.*	9,587	198,163
Checkpoint Systems, Inc.	7,456	46,749
Coherent, Inc.*	4,332	282,056
Control4 Corp.* (a)	3,702	26,914
CTS Corp.	5,897	104,023
Daktronics, Inc.	7,095	61,868
DTS, Inc.*	3,280	74,062
Electro Rent Corp.	3,196	29,403
ePlus, Inc.*	1,006	93,820
Fabrinet*	6,327	150,709
FARO Technologies, Inc.*	3,126	92,280
FEI Co.	7,507	598,984
GSI Group, Inc.*	6,109	83,205
II-VI, Inc.*	9,624	178,621
Insight Enterprises, Inc.*	7,105	178,478
InvenSense, Inc.* (a)	13,880	141,992
Itron, Inc.* (a)	7,017	253,875
Kimball Electronics, Inc.*	5,141	56,500
Knowles Corp.* (a)	15,937	212,440
Littelfuse, Inc.	4,081	436,708
Mercury Systems, Inc.*	6,120	112,363
Mesa Laboratories, Inc.	535	53,232
Methode Electronics, Inc.	7,001	222,842
MTS Systems Corp.	2,672	169,432
Multi-Fineline Electronix, Inc.*	1,663	34,391
Newport Corp.*	7,120	112,994
OSI Systems, Inc.*	3,593	318,555
Park Electrochemical Corp.	3,659	55,105
PC Connection, Inc.	1,972	44,646
Plexus Corp.*	6,142	214,479
RealD, Inc.*	7,244	76,424
Rofin-Sinar Technologies, Inc.*	5,078	135,989
Rogers Corp.*	3,423	176,524
Sanmina Corp.*	14,210	292,442
ScanSource, Inc.*	4,851	156,299
SYNNEX Corp. (a)	5,195	467,186
Tech Data Corp.*	6,629	440,033
TTM Technologies, Inc.*	10,535	68,583
Universal Display Corp.*	7,294	397,085
Vishay Intertechnology, Inc. (a)	24,626	296,743
Vishay Precision Group, Inc.*	2,383	26,976
		8,135,429
	Shares	Value ($)

Internet Software & Services 2.4%
Actua Corp.*	7,305	83,642
Alarm.com Holdings, Inc.* (a)	1,384	23,085
Amber Road, Inc.*	3,143	15,998
Angie's List, Inc.*	8,140	76,109
Apigee Corp.*	910	7,307
Appfolio, Inc. "A"*	967	14,118
Bankrate, Inc.*	11,979	159,321
Bazaarvoice, Inc.*	11,136	48,776
Benefitfocus, Inc.*	1,400	50,946
Blucora, Inc.*	7,603	74,509
Box, Inc. "A"* (a)	2,318	32,359
Brightcove, Inc.*	6,270	38,874
Carbonite, Inc.*	3,452	33,830
Care.com, Inc.* (a)	3,405	24,380
ChannelAdvisor Corp.*	4,006	55,483
Cimpress NV* (a)	5,935	481,566
comScore, Inc.*	6,277	258,299
Constant Contact, Inc.*	5,755	168,276
Cornerstone OnDemand, Inc.*	9,790	338,049
Cvent, Inc.*	4,182	145,994
Demandware, Inc.* (a)	6,073	327,760
DHI Group, Inc.*	8,208	75,267
EarthLink Holdings Corp.	18,664	138,673
Endurance International Group Holdings, Inc.* (a)	10,488	114,634
Envestnet, Inc.* (a)	7,088	211,577
Everyday Health, Inc.*	3,835	23,087
Five9, Inc.*	4,224	36,749
Gogo, Inc.* (a)	10,316	183,625
GrubHub, Inc.* (a)	13,662	330,620
GTT Communications, Inc.*	4,370	74,552
Hortonworks, Inc.*	1,333	29,193
Instructure, Inc.*	917	19,092
Internap Corp.*	10,174	65,114
Intralinks Holdings, Inc.*	7,180	65,123
j2 Global, Inc.	8,692	715,525
Limelight Networks, Inc.*	11,982	17,494
Liquidity Services, Inc.*	4,070	26,455
LivePerson, Inc.*	10,640	71,820
LogMeIn, Inc.*	4,476	300,340
Marchex, Inc. "B"	6,255	24,332
Marin Software, Inc.*	5,130	18,365
Marketo, Inc.*	6,400	183,744
MaxPoint Interactive, Inc.*	1,219	2,084
MINDBODY, Inc. "A"* (a)	1,229	18,595
Monster Worldwide, Inc.* (a)	16,784	96,172
New Relic, Inc.*	1,066	38,834
NIC, Inc.	11,970	235,570
OPOWER, Inc.* (a)	4,637	48,967
Q2 Holdings, Inc.*	3,464	91,346
QuinStreet, Inc.*	6,773	29,056
Quotient Technology, Inc.* (a)	10,950	74,679
RealNetworks, Inc.*	4,458	18,946
Reis, Inc.	1,434	34,029
RetailMeNot, Inc.*	6,980	69,242
Rocket Fuel, Inc.*	4,686	16,354
SciQuest, Inc.*	4,950	64,201
Shutterstock, Inc.* (a)	3,513	113,610
SPS Commerce, Inc.*	3,028	212,596
Stamps.com, Inc.*	2,601	285,096
TechTarget, Inc.*	3,806	30,562
Textura Corp.*	3,543	76,458
	Shares	Value ($)

Travelzoo, Inc.*	1,394	11,668
TrueCar, Inc.* (a)	8,686	82,864
United Online, Inc.*	2,605	30,713
Web.com Group, Inc.*	8,050	161,080
WebMD Health Corp.*	6,869	331,773
Wix.com Ltd.*	3,347	76,144
Xactly Corp.*	1,326	11,311
XO Group, Inc.*	4,722	75,835
		7,521,847
IT Services 2.6%
6D Global Technologies, Inc.*	3,513	10,223
Acxiom Corp.*	14,204	297,148
Blackhawk Network Holdings, Inc.*	9,820	434,142
CACI International, Inc. "A"*	4,375	405,912
Cardtronics, Inc.*	8,162	274,651
Cass Information Systems, Inc.	2,093	107,706
CIBER, Inc.*	13,919	48,856
Convergys Corp.	17,885	445,158
CSG Systems International, Inc.	5,999	215,844
Datalink Corp.*	3,701	25,167
EPAM Systems, Inc.*	8,847	695,551
Euronet Worldwide, Inc.*	9,350	677,220
Everi Holdings, Inc.*	12,802	56,201
EVERTEC, Inc.	12,062	201,918
Exlservice Holdings, Inc.*	6,063	272,411
Forrester Research, Inc.	1,806	51,435
Heartland Payment Systems, Inc.	6,610	626,760
Lionbridge Technologies, Inc.*	11,340	55,679
Luxoft Holding, Inc.*	3,345	258,000
ManTech International Corp. "A"	4,474	135,294
MAXIMUS, Inc.	11,924	670,725
Moduslink Global Solutions, Inc.*	7,578	18,793
MoneyGram International, Inc.*	5,165	32,385
NeuStar, Inc. "A"* (a)	10,116	242,481
Perficient, Inc.*	6,437	110,201
PFSweb, Inc.*	2,143	27,580
Science Applications International Corp.	8,339	381,759
ServiceSource International, Inc.*	10,517	48,483
Sykes Enterprises, Inc.*	7,125	219,308
Syntel, Inc.*	5,714	258,558
TeleTech Holdings, Inc.	2,899	80,911
The Hackett Group, Inc.	4,281	68,796
Travelport Worldwide Ltd.	19,294	248,893
Unisys Corp.*	8,986	99,295
Virtusa Corp.*	5,409	223,608
		8,027,052
Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc.*	7,478	211,104
Advanced Micro Devices, Inc.* (a)	115,892	332,610
Alpha & Omega Semiconductor Ltd.*	3,295	30,281
Ambarella, Inc.* (a)	5,694	317,384
Amkor Technology, Inc.*	18,317	111,367
Applied Micro Circuits Corp.* (a)	14,479	92,231
Axcelis Technologies, Inc.*	20,267	52,492
Brooks Automation, Inc.	12,189	130,179
Cabot Microelectronics Corp.*	4,455	195,040
Cascade Microtech, Inc.*	2,486	40,397
Cavium, Inc.*	10,002	657,231
CEVA, Inc.*	3,685	86,082
Cirrus Logic, Inc.*	11,489	339,270
Cohu, Inc.	4,724	57,019
	Shares	Value ($)

Diodes, Inc.*	6,702	154,012
DSP Group, Inc.*	4,147	39,148
Entegris, Inc.*	25,456	337,801
Exar Corp.*	7,341	45,000
Fairchild Semiconductor International, Inc.*	21,073	436,422
FormFactor, Inc.*	10,237	92,133
Inphi Corp.*	7,021	189,707
Integrated Device Technology, Inc.*	26,812	706,496
Intersil Corp. "A"	23,926	305,296
IXYS Corp.	4,649	58,717
Kopin Corp.*	12,506	34,016
Lattice Semiconductor Corp.*	21,230	137,358
MA-COM Technology Solutions Holdings, Inc.*	4,197	171,615
Mattson Technology, Inc.*	13,294	46,928
MaxLinear, Inc. "A"*	9,420	138,757
Microsemi Corp.*	17,176	559,766
MKS Instruments, Inc.	9,678	348,408
Monolithic Power Systems, Inc.	7,145	455,208
Nanometrics, Inc.*	4,448	67,343
NeoPhotonics Corp.*	4,959	53,855
NVE Corp.	923	51,854
OmniVision Technologies, Inc.*	10,569	306,712
PDF Solutions, Inc.*	4,796	51,989
Photronics, Inc.*	11,852	147,557
PMC-Sierra, Inc.*	31,637	367,622
Power Integrations, Inc.	5,361	260,705
Rambus, Inc.*	21,079	244,306
Rudolph Technologies, Inc.*	5,643	80,243
Semtech Corp.*	12,118	229,273
Sigma Designs, Inc.*	6,287	39,734
Silicon Laboratories, Inc.*	7,732	375,311
Synaptics, Inc.* (a)	6,668	535,707
Tessera Technologies, Inc.	9,564	287,016
Ultra Clean Holdings, Inc.*	5,730	29,338
Ultratech, Inc.*	4,922	97,554
Veeco Instruments, Inc.*	7,324	150,581
Xcerra Corp.*	9,590	58,019
		10,344,194
Software 4.6%
A10 Networks, Inc.*	6,025	39,524
ACI Worldwide, Inc.*	21,111	451,775
American Software, Inc. "A"	4,582	46,645
Aspen Technology, Inc.*	15,396	581,353
AVG Technologies NV*	7,437	149,112
Barracuda Networks, Inc.*	1,539	28,748
Blackbaud, Inc.	8,479	558,427
Bottomline Technologies de, Inc.*	7,481	222,410
BroadSoft, Inc.*	5,342	188,893
Callidus Software*	10,122	187,966
Code Rebel Corp.*	227	608
CommVault Systems, Inc.*	8,213	323,182
Digimarc Corp.* (a)	1,376	50,238
Digital Turbine, Inc.*	8,641	11,492
Ebix, Inc.	4,827	158,277
Ellie Mae, Inc.* (a)	5,339	321,568
EnerNOC, Inc.*	4,775	18,384
EPIQ Systems, Inc.	5,709	74,617
Fair Isaac Corp.	5,610	528,350
FleetMatics Group PLC* (a)	6,921	351,518
Gigamon, Inc.*	5,042	133,966
	Shares	Value ($)

Globant SA*	2,733	102,515
Glu Mobile, Inc.*	21,698	52,726
Guidance Software, Inc.*	3,374	20,311
Guidewire Software, Inc.* (a)	12,676	762,588
HubSpot, Inc.*	3,378	190,215
Imperva, Inc.*	4,818	305,028
Infoblox, Inc.*	10,846	199,458
Interactive Intelligence Group*	3,170	99,601
Jive Software, Inc.*	8,429	34,390
Manhattan Associates, Inc.*	13,343	882,906
Mentor Graphics Corp.	18,176	334,802
MicroStrategy, Inc. "A"*	1,690	303,000
MobileIron, Inc.*	6,904	24,923
Model N, Inc.*	3,754	41,895
Monotype Imaging Holdings, Inc.	7,359	173,967
Park City Group, Inc.* (a)	1,860	22,153
Paycom Software, Inc.* (a)	5,774	217,276
Paylocity Holding Corp.*	2,768	112,242
Pegasystems, Inc.	6,430	176,825
Progress Software Corp.*	9,267	222,408
Proofpoint, Inc.* (a)	7,140	464,171
PROS Holdings, Inc.*	4,400	101,376
QAD, Inc. "A"	1,815	37,244
Qlik Technologies, Inc.*	16,538	523,593
Qualys, Inc.*	4,480	148,243
Rapid7, Inc.*	1,376	20,819
RealPage, Inc.*	9,650	216,642
RingCentral, Inc. "A"* (a)	9,789	230,825
Rovi Corp.*	14,978	249,533
Rubicon Project, Inc.*	4,556	74,946
Sapiens International Corp.	4,445	45,339
Seachange International, Inc.*	6,212	41,869
Silver Spring Networks, Inc.*	6,673	96,158
Synchronoss Technologies, Inc.*	7,064	248,865
Take-Two Interactive Software, Inc.*	15,283	532,460
Tangoe, Inc.* (a)	6,819	57,211
TeleCommunication Systems, Inc. "A"*	9,403	46,733
TeleNav, Inc.*	5,465	31,096
TiVo, Inc.*	17,512	151,129
TubeMogul, Inc.*	2,911	39,590
Tyler Technologies, Inc.*	6,091	1,061,783
Varonis Systems, Inc.*	1,592	29,930
VASCO Data Security International, Inc.* (a)	5,249	87,816
Verint Systems, Inc.*	11,102	450,297
Virnetx Holding Corp.* (a)	8,276	21,269
Workiva, Inc.*	1,335	23,456
Xura, Inc.*	4,223	103,801
Zendesk, Inc.*	9,797	259,033
Zix Corp.*	10,252	52,080
		14,153,589
Technology Hardware, Storage & Peripherals 0.6%
Avid Technology, Inc.*	5,742	41,859
CPI Card Group, Inc.*	3,126	33,323
Cray, Inc.*	7,445	241,590
Diebold, Inc.	11,752	353,618
Eastman Kodak Co.*	3,132	39,275
Electronics for Imaging, Inc.*	8,476	396,168
Imation Corp.*	6,231	8,537
Immersion Corp.*	5,045	58,825
Nimble Storage, Inc.*	9,311	85,661
Pure Storage, Inc. "A"* (a)	5,210	81,120
	Shares	Value ($)

QLogic Corp.*	15,993	195,115
Quantum Corp.*	35,468	32,985
Silicon Graphics International Corp.*	6,646	39,211
Stratasys Ltd.* (a)	9,309	218,575
Super Micro Computer, Inc.*	6,650	162,992
Violin Memory, Inc.*	16,156	14,542
		2,003,396
Materials 3.6%
Chemicals 1.7%
A. Schulman, Inc.	5,399	165,425
American Vanguard Corp.	5,194	72,768
Axiall Corp.	12,862	198,075
Balchem Corp.	5,638	342,790
Calgon Carbon Corp.	9,436	162,771
Chase Corp.	1,245	50,709
Chemtura Corp.*	12,196	332,585
Core Molding Technologies, Inc.*	1,367	17,539
Ferro Corp.*	13,062	145,250
Flotek Industries, Inc.* (a)	9,707	111,048
FutureFuel Corp.	4,428	59,778
H.B. Fuller Co. (a)	9,149	333,664
Hawkins, Inc.	1,895	67,784
Innophos Holdings, Inc.	3,544	102,705
Innospec, Inc.	4,422	240,159
Intrepid Potash, Inc.*	10,074	29,718
KMG Chemicals, Inc.	1,821	41,919
Koppers Holdings, Inc.	3,860	70,445
Kraton Performance Polymers, Inc.*	5,816	96,604
Kronos Worldwide, Inc.	3,931	22,171
LSB Industries, Inc.*	3,467	25,136
Minerals Technologies, Inc.	6,307	289,239
Olin Corp.	29,762	513,692
Omnova Solutions, Inc.*	8,410	51,553
PolyOne Corp.	16,110	511,654
Quaker Chemical Corp.	2,446	188,978
Rayonier Advanced Materials, Inc.	7,224	70,723
Rentech, Inc.*	3,832	13,489
Senomyx, Inc.*	8,590	32,384
Sensient Technologies Corp.	8,433	529,761
Stepan Co.	3,484	173,120
Trecora Resources*	3,644	45,149
Tredegar Corp.	4,473	60,922
Trinseo SA*	2,043	57,613
Tronox Ltd. "A"	11,102	43,409
Valhi, Inc.	3,392	4,545
		5,275,274
Construction Materials 0.2%
Headwaters, Inc.*	13,201	222,701
Summit Materials, Inc. "A"*	5,753	115,290
U.S. Concrete, Inc.*	2,618	137,864
United States Lime & Minerals, Inc.	377	20,720
		496,575
Containers & Packaging 0.4%
AEP Industries, Inc.*	712	54,931
Berry Plastics Group, Inc.*	21,580	780,764
Greif, Inc. "A"	5,666	174,569
Multi Packaging Solutions International Ltd.*	3,439	59,667
Myers Industries, Inc.	4,338	57,782
		1,127,713
	Shares	Value ($)

Metals & Mining 0.7%
AK Steel Holding Corp.* (a)	32,619	73,067
Carpenter Technology Corp.	9,156	277,152
Century Aluminum Co.*	8,751	38,679
Cliffs Natural Resources, Inc. (a)	27,214	42,998
Coeur Mining, Inc.*	25,228	62,565
Commercial Metals Co.	21,035	287,969
Ferroglobe PLC	11,596	124,657
Handy & Harman Ltd.*	541	11,096
Haynes International, Inc.	2,287	83,910
Hecla Mining Co. (a)	66,172	125,065
Horsehead Holding Corp.* (a)	10,062	20,627
Kaiser Aluminum Corp.	3,117	260,768
Materion Corp.	3,582	100,296
Olympic Steel, Inc.	1,750	20,265
Real Industry, Inc.*	4,354	34,963
Ryerson Holding Corp.*	2,379	11,110
Schnitzer Steel Industries, Inc. "A"	4,767	68,502
Stillwater Mining Co.* (a)	22,149	189,817
SunCoke Energy, Inc.	12,267	42,566
TimkenSteel Corp.	7,073	59,272
Worthington Industries, Inc.	8,755	263,876
		2,199,220
Paper & Forest Products 0.6%
Boise Cascade Co.*	7,249	185,067
Clearwater Paper Corp.*	3,221	146,652
Deltic Timber Corp.	2,030	119,506
KapStone Paper & Packaging Corp.	15,440	348,789
Louisiana-Pacific Corp.*	25,764	464,010
Neenah Paper, Inc.	3,024	188,788
P.H. Glatfelter Co.	7,756	143,021
Schweitzer-Mauduit International, Inc.	5,461	229,307
Wausau Paper Corp.	7,320	74,884
		1,900,024
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.7%
8x8, Inc.*	15,837	181,334
Atlantic Tele-Network, Inc.	1,889	147,777
Cincinnati Bell, Inc.*	38,789	139,640
Cogent Communications Holdings, Inc. (a)	8,377	290,598
Consolidated Communications Holdings, Inc. (a)	9,234	193,452
FairPoint Communications, Inc.*	3,713	59,668
General Communication, Inc. "A"*	6,427	127,126
Globalstar, Inc.* (a)	85,753	123,484
Hawaiian Telcom Holdco, Inc.*	2,028	50,416
IDT Corp. "B"	3,044	35,493
inContact, Inc.* (a)	11,114	106,028
Inteliquent, Inc.	6,091	108,237
Intelsat SA*	5,077	21,120
Iridium Communications, Inc.* (a)	15,093	126,932
Lumos Networks Corp.	4,214	47,197
Orbcomm, Inc.* (a)	10,748	77,816
pdvWireless, Inc.*	2,309	63,498
Straight Path Communications, Inc. "B"* (a)	1,660	28,452
Vonage Holdings Corp.*	33,993	195,120
Windstream Holdings, Inc. (a)	18,026	116,087
		2,239,475
	Shares	Value ($)

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	6,461	42,772
NTELOS Holdings Corp.*	3,232	29,540
Shenandoah Telecommunications Co.	4,329	186,363
Spok Holdings, Inc.	4,015	73,555
		332,230
Utilities 3.7%
Electric Utilities 1.2%
ALLETE, Inc.	8,822	448,422
Cleco Corp.	10,924	570,342
El Paso Electric Co.	7,359	283,322
Empire District Electric Co.	8,012	224,897
Genie Energy Ltd. "B"	2,225	24,809
IDACORP, Inc.	9,085	617,780
MGE Energy, Inc.	6,302	292,413
Otter Tail Corp.	6,906	183,907
PNM Resources, Inc.	14,434	441,247
Portland General Electric Co.	16,044	583,520
Spark Energy, Inc. "A"	420	8,702
Unitil Corp.	2,464	88,408
		3,767,769
Gas Utilities 1.3%
Chesapeake Utilities Corp.	2,722	154,474
New Jersey Resources Corp.	15,467	509,792
Northwest Natural Gas Co. (a)	4,985	252,291
ONE Gas, Inc. (a)	9,515	477,368
Piedmont Natural Gas Co., Inc.	14,247	812,364
South Jersey Industries, Inc.	12,479	293,506
Southwest Gas Corp.	8,477	467,591
The Laclede Group, Inc. (a)	7,851	466,428
WGL Holdings, Inc.	8,981	565,713
		3,999,527
Independent Power & Renewable Eletricity Producers 0.5%
Abengoa Yield PLC	8,828	170,292
Atlantic Power Corp.	22,106	43,549
Dynegy, Inc.*	21,849	292,777
NRG Yield, Inc. "A"	6,090	84,712
NRG Yield, Inc. "C"	11,645	171,880
Ormat Technologies, Inc. (a)	6,801	248,032
Pattern Energy Group, Inc. (a)	10,265	214,641
Talen Energy Corp.*	14,957	93,182
TerraForm Global, Inc. "A"	7,390	41,310
Vivint Solar, Inc.* (a)	3,705	35,420
		1,395,795
Multi-Utilities 0.4%
Avista Corp.	11,293	399,433
Black Hills Corp.	9,276	430,685
NorthWestern Corp.	8,516	461,993
		1,292,111
Water Utilities 0.3%
American States Water Co.	6,862	287,861
Artesian Resources Corp. "A"	1,483	41,079
California Water Service Group	8,780	204,311
Connecticut Water Service, Inc.	2,021	76,818
Consolidated Water Co., Ltd.	2,624	32,118
Middlesex Water Co.	2,840	75,374
SJW Corp.	2,782	82,486
York Water Co.	2,351	58,634
		858,681
Total Common Stocks (Cost $259,712,792)		305,298,724
	Shares	Value ($)

Rights 0.0%
Health Care 0.0%
Omthera Pharmaceutical, Inc.*	1,167	700
Telecommunication Services 0.0%
Leap Wireless International, Inc.*	10,664	26,020
Total Right (Cost $26,873)		26,720

Warrants 0.0%
Energy
Magnum Hunter Resources Corp., Expiration Date 4/15/2016* (a) (Cost $0)	3,420	2

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.5%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.048%**, 3/31/2016 (b) (Cost $1,519,820)	1,520,000	1,519,359

	Shares	Value ($)

Securities Lending Collateral 14.4%
Daily Assets Fund, 0.36% (c) (d) (Cost $44,434,890)	44,434,890	44,434,890

Cash Equivalents 2.7%
Central Cash Management Fund, 0.25% (c) (Cost $8,354,573)	8,354,573	8,354,573

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $314,048,948)†	116.4	359,634,268
Other Assets and Liabilities, Net	(16.4)	(50,781,563)
Net Assets	100.0	308,852,705

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $317,819,933. At December 31, 2015, net unrealized appreciation for all securities based on tax cost was $41,814,335. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $83,902,512 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $42,088,177.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2015 amounted to $42,647,729, which is 13.8% of net assets.

(b) At December 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At December 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	USD	3/18/2016	90	10,183,500	8,568

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$ 305,288,501	$ —	$ 10,223	$ 305,298,724
Rights	—	—	26,720	26,720
Warrants	—	—	2	2
Government & Agency Obligation	—	1,519,359	—	1,519,359
Short-Term Investments (e)	52,789,463	—	—	52,789,463
Derivatives (f) Futures Contracts	8,568	—	—	8,568
Total	$ 358,086,532	$ 1,519,359	$ 36,945	$ 359,642,836

There have been no transfers between fair value measurement levels during the year ended December 31, 2015.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of December 31, 2015
Assets
Investments: Investments in non-affiliated securities, at value (cost $261,259,485) — including $42,647,729 of securities loaned	$ 306,844,805
Investment in Daily Assets Fund (cost $44,434,890)*	44,434,890
Investment in Central Cash Management Fund (cost $8,354,573)	8,354,573
Total investments in securities, at value (cost $314,048,948)	359,634,268
Cash	22,149
Receivable for investments sold	32,471
Receivable for Fund shares sold	50,830
Dividends receivable	459,581
Interest receivable	59,560
Other assets	6,400
Total assets	360,265,259
Liabilities
Payable upon return of securities loaned	44,434,890
Payable for Fund shares redeemed	6,602,502
Payable for variation margin on futures contracts	103,467
Accrued management fee	64,648
Accrued Trustees' fees	3,621
Other accrued expenses and payables	203,426
Total liabilities	51,412,554
Net assets, at value	$ 308,852,705
Net Assets Consist of
Undistributed net investment income	3,466,758
Net unrealized appreciation (depreciation) on: Investments	45,585,320
Futures	8,568
Accumulated net realized gain (loss)	20,228,982
Paid-in capital	239,563,077
Net assets, at value	$ 308,852,705
Class A Net Asset Value, offering and redemption price per share ($284,247,138 ÷ 18,731,185 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 15.18
Class B Net Asset Value, offering and redemption price per share ($24,605,567 ÷ 1,622,428 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 15.17

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended December 31, 2015
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,965)	$ 4,343,364
Interest	564
Income distributions — Central Cash Management Fund	4,241
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	818,604
Total income	5,166,773
Expenses: Management fee	1,137,684
Administration fee	325,052
Services to shareholders	4,643
Distribution service fee (Class B)	66,554
Record keeping fee (Class B)	1,476
Custodian fee	71,895
Professional fees	72,983
Reports to shareholders	50,485
Trustees' fees and expenses	14,454
Other	62,633
Total expenses before expense reductions	1,807,859
Expense reductions	(276,100)
Total expenses after expense reductions	1,531,759
Net investment income (loss)	3,635,014
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	24,196,398
Futures	22,036
Foreign currency	(48)
24,218,386
Change in net unrealized appreciation (depreciation) on: Investments	(42,048,082)
Futures	(201,897)
Foreign currency	16
(42,249,963)
Net gain (loss)	(18,031,577)
Net increase (decrease) in net assets resulting from operations	$ (14,396,563)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2015	2014
Operations: Net investment income (loss)	$ 3,635,014	$ 3,466,516
Net realized gain (loss)	24,218,386	24,266,892
Change in net unrealized appreciation (depreciation)	(42,249,963)	(11,608,526)
Net increase (decrease) in net assets resulting from operations	(14,396,563)	16,124,882
Distributions to shareholders from: Net investment income: Class A	(3,110,512)	(3,011,298)
Class B	(207,762)	(190,757)
Net realized gains: Class A	(22,369,227)	(17,149,421)
Class B	(2,011,536)	(1,452,843)
Total distributions	(27,699,037)	(21,804,319)
Fund share transactions: Class A Proceeds from shares sold	49,290,279	59,272,631
Reinvestment of distributions	25,479,739	20,160,719
Cost of shares redeemed	(64,729,233)	(71,351,187)
Net increase (decrease) in net assets from Class A share transactions	10,040,785	8,082,163
Class B Proceeds from shares sold	2,682,315	3,758,474
Reinvestment of distributions	2,219,298	1,643,600
Payments for shares redeemed	(4,121,214)	(3,648,158)
Net increase (decrease) in net assets from Class B share transactions	780,399	1,753,916
Increase (decrease) in net assets	(31,274,416)	4,156,642
Net assets at beginning of period	340,127,121	335,970,479
Net assets at end of period (including undistributed net investment income of $3,466,758 and $3,220,741, respectively)	$ 308,852,705	$ 340,127,121
Other Information
Class A Shares outstanding at beginning of period	18,056,351	17,517,574
Shares sold	3,091,413	3,534,081
Shares issued to shareholders in reinvestment of distributions	1,534,924	1,259,258
Shares redeemed	(3,951,503)	(4,254,562)
Net increase (decrease) in Class A shares	674,834	538,777
Shares outstanding at end of period	18,731,185	18,056,351
Class B Shares outstanding at beginning of period	1,575,586	1,470,660
Shares sold	161,371	218,853
Shares issued to shareholders in reinvestment of distributions	133,532	102,533
Shares redeemed	(248,061)	(216,460)
Net increase (decrease) in Class B shares	46,842	104,926
Shares outstanding at end of period	1,622,428	1,575,586

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Years Ended December 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 17.33	$ 17.69	$ 13.56	$ 11.77	$ 12.41
Income (loss) from investment operations: Net investment income (loss)[a]	.19	.17	.18	.23	.12
Net realized and unrealized gain (loss)	(.87)	.59	4.84	1.67	(.65)
Total from investment operations	(.68)	.76	5.02	1.90	(.53)
Less distributions from: Net investment income	(.18)	(.17)	(.26)	(.11)	(.11)
Net realized gains	(1.29)	(.95)	(.63)	(.00)*	—
Total distributions	(1.47)	(1.12)	(.89)	(.11)	(.11)
Net asset value, end of period	$ 15.18	$ 17.33	$ 17.69	$ 13.56	$ 11.77
Total Return (%)[b]	(4.60)	4.74	38.64	16.25	(4.41)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	284	313	310	280	256
Ratio of expenses before expense reductions (%)	.54	.53	.54	.55	.52
Ratio of expenses after expense reductions (%)	.45	.47	.46	.49	.50
Ratio of net investment income (loss) (%)	1.14	1.04	1.14	1.81	.94
Portfolio turnover rate (%)	21	21	13[c]	20	15

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Amount is less than $.005.

Class B	Years Ended December 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 17.31	$ 17.68	$ 13.55	$ 11.77	$ 12.40
Income (loss) from investment operations: Net investment income (loss)[a]	.14	.13	.12	.20	.08
Net realized and unrealized gain (loss)	(.86)	.57	4.86	1.66	(.64)
Total from investment operations	(.72)	.70	4.98	1.86	(.56)
Less distributions from: Net investment income	(.13)	(.12)	(.22)	(.08)	(.07)
Net realized gains	(1.29)	(.95)	(.63)	(.00)*	—
Total distributions	(1.42)	(1.07)	(.85)	(.08)	(.07)
Net asset value, end of period	$ 15.17	$ 17.31	$ 17.68	$ 13.55	$ 11.77
Total Return (%)[b]	(4.85)	4.47	38.31	15.88	(4.58)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25	27	26	41	41
Ratio of expenses before expense reductions (%)	.79	.79	.79	.80	.77
Ratio of expenses after expense reductions (%)	.71	.72	.70	.74	.75
Ratio of net investment income (loss) (%)	.88	.80	.82	1.54	.69
Portfolio turnover rate (%)	21	21	13[c]	20	15

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Amount is less than $.005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. Deutsche Small Cap Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate of 0.25% and up to 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. During the year ended December 31, 2015, the Fund invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.08% annualized effective rate as of December 31, 2015) on the cash collateral invested in Daily Assets Fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2015, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2015, the Fund's components of distributable earnings (accumulated gains) on a tax basis were as follows:

Undistributed ordinary income	$ 4,625,223
Undistributed long-term capital gains	$ 22,735,852
Unrealized appreciation (depreciation) on investments	$ 41,814,335

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2015	2014
Distributions from ordinary income*	$ 4,476,294	$ 5,035,861
Distributions from long-term capital gains	$ 23,222,743	$ 16,768,458

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2015, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2015 is included in a table following the Fund's Investment Portfolio. For the year ended December 31, 2015, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,384,000 to $10,184,000.

The following tables summarize the value of the Fund's derivative instruments held as of December 31, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$ 8,568

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$ 22,036
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$ (201,897)
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $66,511,228 and $74,974,161, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.35%.

For the period from January 1, 2015 through September 30, 2016, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.45%
Class B	.71%

For the year ended December 31, 2015, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 253,579
Class B	22,521
$ 276,100

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2015, the Administration Fee was $325,052, of which $26,896 is unpaid.

Distribution Service Agreement. DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. For the year ended December 31, 2015, the Distribution Service Fee was as follows:

Distribution Service Fee	Total Aggregated	Unpaid at December 31, 2015
Class B	$ 66,554	$ 5,302

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the year ended December 31, 2015, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at December 31, 2015
Class A	$ 1,110	$ 193
Class B	325	54
	$ 1,435	$ 247

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended December 31, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $22,580, of which $11,661 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the year ended December 31, 2015, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $71,183.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2015.

F. Ownership of the Fund

At December 31, 2015, three participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, owning 44%, 14% and 11%. At December 31, 2015, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 52% and 19%, respectively.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche Investments VIT Funds and the Shareholders of Deutsche Small Cap Index VIP:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Deutsche Small Cap Index VIP (the "Fund") at December 31, 2015, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian, brokers and transfer agent, provide a reasonable basis for our opinion.

Boston, Massachusetts February 12, 2016	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2015 to December 31, 2015).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2015
Actual Fund Return	Class A	Class B
Beginning Account Value 7/1/15	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/15	$ 911.70	$ 910.00
Expenses Paid per $1,000*	$ 2.17	$ 3.42
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 7/1/15	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/15	$ 1,022.94	$ 1,021.63
Expenses Paid per $1,000*	$ 2.29	$ 3.62

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B
Deutsche Small Cap Index VIP	.45%	.71%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at deutschefunds.com/EN/resources/calculators.jsp.

Tax Information (Unaudited)

The Fund paid distributions of $1.23 per share from net long-term capital gains during its year ended December 31, 2015.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $25,017,000 as capital gain dividends for its year ended December 31, 2015.

For corporate shareholders, 50% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund's fiscal year ended December 31, 2015 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, contact your insurance provider.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Small Cap Index VIP’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2015.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA’s oversight of Fund sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2014, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	106	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	106	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (provider of disease and care management services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	106	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); former Directorships: Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	106	Director, Becton Dickinson and Company[2] (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	106	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	106	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	106	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	106	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	106	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	106	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation (charitable organization); former Directorships: Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	106	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of Fund Administration, Deutsche Asset Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer and Secretary, Deutsche Investment Management Americas Inc. (since 2015); and Director and Vice President, DeAWM Trust Company (since 2016)
Melinda Morrow[6] (1970) Vice President, 2012–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management; and Chairman, Director and President, DeAWM Trust Company (since 2013); formerly, Director, DeAWM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, DeAWM Distributors, Inc; and Secretary, DeAWM Service Company
Robert Kloby[6] (1962) Chief Compliance Officer, 2006–present	Managing Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Hepsen Uzcan[6] (1974) Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Jack Clark[7] (1967) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

vit-scif-2 (R-025818-5  2/16)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

deutsche small cap index VIP
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2015	$50,726	$0	$0	$0
2014	$49,386	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2015	$0	$30,661	$0
2014	$0	$63,439	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2015	$0	$30,661	$0	$30,661
2014	$0	$63,439	$0	$63,439

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2014 and 2015 financial statements, the Fund entered into an engagement letter with PwC. The terms of the 2015 engagement letter required by PwC, and agreed to by the Fund’s Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided there-under.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2016